UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Brendan Hamill, Secretary

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	Report of Shareholders.

EMERALD FINANCE & BANKING INNOVATION FUND

CLASS A: HSSAX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - A for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - A	$198	1.84%

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Finance & Banking Innovation Fund - A Class returned 14.69% for the fiscal year ended April 30, 2026. This is in contrast to the Russell 2000® Index TR, which had a 44.41% return for the same period.

The Emerald Finance & Banking Innovation Fund is made up of various banking and financial services industries. The fund has substantial exposure to community banks as well as exposure to fintech, insurance and asset management to name a few of the financial services industries that we invest in, and those industries underperformed the Russell 2000 during the fiscal year ended April 30, 2026. For instance, the KBW Nasdaq Regional Banking Index was up about 24.29% during this time period, and the KBW Nasdaq Financial Technology Index was down -1.53% during the same time period.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Table Summary
	Class A - NAV - $14,561	Class A - Load - $13,870	Russell 2000® Index TR - $28,347	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601	Russell 2000® Financial Services Index TR - $24,464
4/30/26	$14,561	$13,870	$28,347	$11,803	$39,601	$24,464
4/30/25	$12,697	$12,094	$19,629	$11,343	$30,227	$19,607
4/30/24	$10,279	$9,790	$19,459	$10,500	$27,133	$16,625
4/30/23	$8,662	$8,250	$17,171	$10,657	$22,186	$14,245
4/30/22	$14,778	$14,076	$17,821	$10,703	$21,857	$16,163
4/30/21	$21,285	$20,273	$21,437	$11,698	$22,560	$17,972
4/30/20	$9,451	$9,002	$12,256	$11,730	$14,948	$10,682
4/30/19	$13,506	$12,864	$14,659	$10,582	$15,106	$14,101
4/30/18	$15,115	$14,397	$14,012	$10,051	$13,406	$13,551
4/30/17	$13,310	$12,677	$12,563	$10,083	$11,858	$12,787
4/30/16	$10,000	$9,525	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Table Summary
Class A	1 Year	5 Year	10 Year
Class A - NAV	14.69%	-7.31%	3.83%
Class A - Load	9.23%	-8.21%	3.33%
Russell 2000® Index TR	44.41%	5.75%	10.98%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Financial Services Index TR	24.77%	6.36%	9.36%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$44,167,035
  # of Portfolio Holdings61
  Portfolio Turnover Rate63%
  Advisory Fees Paid$461,206

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Financial Services	85.17%
Technology	8.53%
Consumer, Non-cyclical	2.10%
Materials & Processing	1.39%
Communications	1.11%
Cash, Cash Equivalents, & Other Net Assets	1.70%

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
Customers Bancorp, Inc.	4.88%
Axos Financial, Inc.	4.85%
Northeast Bancorp	4.79%
Metropolitan Bank Holding Corp.	4.61%
LendingClub Corp.	4.48%
Bancorp, Inc.	4.46%
Esquire Financial Holdings, Inc.	4.41%
Pathward Financial, Inc.	4.22%
Coastal Financial Corp.	3.52%
Pinnacle Financial Partners, Inc.	3.21%
Total % of Top 10 Holdings	43.43%

MATERIAL FUND CHANGES

The Board of the Trust, based upon the recommendation of the Advisor, approved the proposed reorganization of the Emerald Finance & Banking Innovation Fund (the “Fund”) into the Emerald Banking & Finance Evolution Fund, a series of The RBB Fund Inc. (the “New Fund”), on April 17, 2025, subject to the approval of the shareholders of the existing Fund (the “Reorganization”). The Trust will hold shareholder meetings on July 2, 2026, as may be adjourned, at which shareholders of the Fund will be asked to consider and vote on the Reorganization.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - CLASS A : HSSAX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

Distributor, ALPS Distributors, Inc.

317609246–A–04302026

EMERALD FINANCE & BANKING INNOVATION FUND

CLASS C: HSSCX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - C for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - C	$263	2.46%

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Finance & Banking Innovation Fund - C Class returned 13.91% for the fiscal year ended April 30, 2026. This is in contrast to the Russell 2000® Index TR, which had a 44.41% return for the same period.

The Emerald Finance & Banking Innovation Fund is made up of various banking and financial services industries. The fund has substantial exposure to community banks as well as exposure to fintech, insurance and asset management to name a few of the financial services industries that we invest in, and those industries underperformed the Russell 2000 during the fiscal year ended April 30, 2026. For instance, the KBW Nasdaq Regional Banking Index was up about 24.29% during this time period, and the KBW Nasdaq Financial Technology Index was down -1.53% during the same time period.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Table Summary
	Class C - NAV - $13,644	Class C - Load - $13,644	Russell 2000® Index TR - $28,347	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601	Russell 2000® Financial Services Index TR - $24,464
4/30/26	$13,644	$13,644	$28,347	$11,803	$39,601	$24,464
4/30/25	$11,978	$11,978	$19,629	$11,343	$30,227	$19,607
4/30/24	$9,758	$9,758	$19,459	$10,500	$27,133	$16,625
4/30/23	$8,273	$8,273	$17,171	$10,657	$22,186	$14,245
4/30/22	$14,211	$14,211	$17,821	$10,703	$21,857	$16,163
4/30/21	$20,610	$20,610	$21,437	$11,698	$22,560	$17,972
4/30/20	$9,214	$9,214	$12,256	$11,730	$14,948	$10,682
4/30/19	$13,250	$13,250	$14,659	$10,582	$15,106	$14,101
4/30/18	$14,923	$14,923	$14,012	$10,051	$13,406	$13,551
4/30/17	$13,223	$13,223	$12,563	$10,083	$11,858	$12,787
4/30/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Table Summary
Class C	1 Year	5 Year	10 Year
Class C - NAV	13.91%	-7.92%	3.16%
Class C - Load	12.91%	-7.92%	3.16%
Russell 2000® Index TR	44.41%	5.75%	10.98%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Financial Services Index TR	24.77%	6.36%	9.36%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$44,167,035
  # of Portfolio Holdings61
  Portfolio Turnover Rate63%
  Advisory Fees Paid$461,206

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Financial Services	85.17%
Technology	8.53%
Consumer, Non-cyclical	2.10%
Materials & Processing	1.39%
Communications	1.11%
Cash, Cash Equivalents, & Other Net Assets	1.70%

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
Customers Bancorp, Inc.	4.88%
Axos Financial, Inc.	4.85%
Northeast Bancorp	4.79%
Metropolitan Bank Holding Corp.	4.61%
LendingClub Corp.	4.48%
Bancorp, Inc.	4.46%
Esquire Financial Holdings, Inc.	4.41%
Pathward Financial, Inc.	4.22%
Coastal Financial Corp.	3.52%
Pinnacle Financial Partners, Inc.	3.21%
Total % of Top 10 Holdings	43.43%

MATERIAL FUND CHANGES

The Board of the Trust, based upon the recommendation of the Advisor, approved the proposed reorganization of the Emerald Finance & Banking Innovation Fund (the “Fund”) into the Emerald Banking & Finance Evolution Fund, a series of The RBB Fund Inc. (the “New Fund”), on April 17, 2025, subject to the approval of the shareholders of the existing Fund (the “Reorganization”). The Trust will hold shareholder meetings on July 2, 2026, as may be adjourned, at which shareholders of the Fund will be asked to consider and vote on the Reorganization.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - CLASS C : HSSCX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

Distributor, ALPS Distributors, Inc.

317609238–A–04302026

EMERALD FINANCE & BANKING INNOVATION FUND

INSTITUTIONAL: HSSIX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Institutional for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Institutional	$146	1.36%

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Finance & Banking Innovation Fund - Institutional Class returned 15.21% for the fiscal year ended April 30, 2026. This is in contrast to the Russell 2000® Index TR, which had a 44.41% return for the same period.

The Emerald Finance & Banking Innovation Fund is made up of various banking and financial services industries. The fund has substantial exposure to community banks as well as exposure to fintech, insurance and asset management to name a few of the financial services industries that we invest in, and those industries underperformed the Russell 2000 during the fiscal year ended April 30, 2026. For instance, the KBW Nasdaq Regional Banking Index was up about 24.29% during this time period, and the KBW Nasdaq Financial Technology Index was down -1.53% during the same time period.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $1,000,000 INVESTMENT

Table Summary
	Institutional - $15,080	Russell 2000® Index TR - $28,347	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601	Russell 2000® Financial Services Index TR - $24,464
4/30/26	$15,080	$28,347	$11,803	$39,601	$24,464
4/30/25	$13,089	$19,629	$11,343	$30,227	$19,607
4/30/24	$10,569	$19,459	$10,500	$27,133	$16,625
4/30/23	$8,869	$17,171	$10,657	$22,186	$14,245
4/30/22	$15,089	$17,821	$10,703	$21,857	$16,163
4/30/21	$21,654	$21,437	$11,698	$22,560	$17,972
4/30/20	$9,584	$12,256	$11,730	$14,948	$10,682
4/30/19	$13,645	$14,659	$10,582	$15,106	$14,101
4/30/18	$15,212	$14,012	$10,051	$13,406	$13,551
4/30/17	$13,351	$12,563	$10,083	$11,858	$12,787
4/30/16	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Table Summary
Institutional	1 Year	5 Year	10 Year
Institutional	15.21%	-6.98%	4.19%
Russell 2000® Index TR	44.41%	5.75%	10.98%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Financial Services Index TR	24.77%	6.36%	9.36%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$44,167,035
  # of Portfolio Holdings61
  Portfolio Turnover Rate63%
  Advisory Fees Paid$461,206

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Financial Services	85.17%
Technology	8.53%
Consumer, Non-cyclical	2.10%
Materials & Processing	1.39%
Communications	1.11%
Cash, Cash Equivalents, & Other Net Assets	1.70%

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
Customers Bancorp, Inc.	4.88%
Axos Financial, Inc.	4.85%
Northeast Bancorp	4.79%
Metropolitan Bank Holding Corp.	4.61%
LendingClub Corp.	4.48%
Bancorp, Inc.	4.46%
Esquire Financial Holdings, Inc.	4.41%
Pathward Financial, Inc.	4.22%
Coastal Financial Corp.	3.52%
Pinnacle Financial Partners, Inc.	3.21%
Total % of Top 10 Holdings	43.43%

MATERIAL FUND CHANGES

The Board of the Trust, based upon the recommendation of the Advisor, approved the proposed reorganization of the Emerald Finance & Banking Innovation Fund (the “Fund”) into the Emerald Banking & Finance Evolution Fund, a series of The RBB Fund Inc. (the “New Fund”), on April 17, 2025, subject to the approval of the shareholders of the existing Fund (the “Reorganization”). The Trust will hold shareholder meetings on July 2, 2026, as may be adjourned, at which shareholders of the Fund will be asked to consider and vote on the Reorganization.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - INSTITUTIONAL : HSSIX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

Distributor, ALPS Distributors, Inc.

317609212–A–04302026

EMERALD FINANCE & BANKING INNOVATION FUND

INVESTOR: FFBFX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Investor for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Investor	$191	1.78%

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Finance & Banking Innovation Fund - Investor Class returned 14.74% for the fiscal year ended April 30, 2026. This is in contrast to the Russell 2000® Index TR, which had a 44.41% return for the same period.

The Emerald Finance & Banking Innovation Fund is made up of various banking and financial services industries. The fund has substantial exposure to community banks as well as exposure to fintech, insurance and asset management to name a few of the financial services industries that we invest in, and those industries underperformed the Russell 2000 during the fiscal year ended April 30, 2026. For instance, the KBW Nasdaq Regional Banking Index was up about 24.29% during this time period, and the KBW Nasdaq Financial Technology Index was down -1.53% during the same time period.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Table Summary
	Investor - $14,537	Russell 2000® Index TR - $28,347	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601	Russell 2000® Financial Services Index TR - $24,464
4/30/26	$14,537	$28,347	$11,803	$39,601	$24,464
4/30/25	$12,669	$19,629	$11,343	$30,227	$19,607
4/30/24	$10,268	$19,459	$10,500	$27,133	$16,625
4/30/23	$8,654	$17,171	$10,657	$22,186	$14,245
4/30/22	$14,774	$17,821	$10,703	$21,857	$16,163
4/30/21	$21,285	$21,437	$11,698	$22,560	$17,972
4/30/20	$9,457	$12,256	$11,730	$14,948	$10,682
4/30/19	$13,517	$14,659	$10,582	$15,106	$14,101
4/30/18	$15,128	$14,012	$10,051	$13,406	$13,551
4/30/17	$13,309	$12,563	$10,083	$11,858	$12,787
4/30/16	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Table Summary
Investor	1 Year	5 Year	10 Year
Investor	14.74%	-7.34%	3.81%
Russell 2000® Index TR	44.41%	5.75%	10.98%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Financial Services Index TR	24.77%	6.36%	9.36%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$44,167,035
  # of Portfolio Holdings61
  Portfolio Turnover Rate63%
  Advisory Fees Paid$461,206

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Financial Services	85.17%
Technology	8.53%
Consumer, Non-cyclical	2.10%
Materials & Processing	1.39%
Communications	1.11%
Cash, Cash Equivalents, & Other Net Assets	1.70%

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
Customers Bancorp, Inc.	4.88%
Axos Financial, Inc.	4.85%
Northeast Bancorp	4.79%
Metropolitan Bank Holding Corp.	4.61%
LendingClub Corp.	4.48%
Bancorp, Inc.	4.46%
Esquire Financial Holdings, Inc.	4.41%
Pathward Financial, Inc.	4.22%
Coastal Financial Corp.	3.52%
Pinnacle Financial Partners, Inc.	3.21%
Total % of Top 10 Holdings	43.43%

MATERIAL FUND CHANGES

The Board of the Trust, based upon the recommendation of the Advisor, approved the proposed reorganization of the Emerald Finance & Banking Innovation Fund (the “Fund”) into the Emerald Banking & Finance Evolution Fund, a series of The RBB Fund Inc. (the “New Fund”), on April 17, 2025, subject to the approval of the shareholders of the existing Fund (the “Reorganization”). The Trust will hold shareholder meetings on July 2, 2026, as may be adjourned, at which shareholders of the Fund will be asked to consider and vote on the Reorganization.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - INVESTOR : FFBFX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

Distributor, ALPS Distributors, Inc.

317609220–A–04302026

EMERALD GROWTH FUND

CLASS A: HSPGX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Growth Fund - A for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at https://www.teamemeraldfunds.com/literature/. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred after the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - A	$132	0.95%

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Growth Fund - A Class returned 78.31% for the fiscal year ended April 30, 2026. This is in contrast to the Russell 2000® Growth Index TR, which had a 42.64% return for the same period.

Emerald's emphasis on fundamental bottom-up stock selection, identifying the innovators, and our long-term commitment and adherence to our small capitalization and growth mandates was a tailwind to performance for the fiscal year ended April 30, 2026.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Table Summary
	Class A - NAV - $40,430	Class A - Load - $38,517	Russell 2000® Growth Index TR - $28,889	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601
4/30/26	$40,430	$38,517	$28,889	$11,803	$39,601
4/30/25	$22,673	$21,601	$20,253	$11,343	$30,227
4/30/24	$21,994	$20,954	$19,775	$10,500	$27,133
4/30/23	$19,114	$18,210	$17,595	$10,657	$22,186
4/30/22	$19,583	$18,657	$17,469	$10,703	$21,857
4/30/21	$25,488	$24,282	$23,749	$11,698	$22,560
4/30/20	$14,925	$14,219	$14,040	$11,730	$14,948
4/30/19	$16,584	$15,799	$15,465	$10,582	$15,106
4/30/18	$14,834	$14,133	$14,466	$10,051	$13,406
4/30/17	$12,460	$11,871	$12,406	$10,083	$11,858
4/30/16	$10,000	$9,527	$10,000	$10,000	$10,000

Average Annual Total Returns

Table Summary
Class A	1 Year	5 Year	10 Year
Class A - NAV	78.31%	9.67%	14.99%
Class A - Load	69.88%	8.60%	14.44%
Russell 2000® Growth Index TR	42.64%	4.00%	11.19%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$1,407,662,573
  # of Portfolio Holdings129
  Portfolio Turnover Rate54%
  Advisory Fees Paid$6,119,152

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Technology	25.86%
Industrials	24.93%
Health Care	14.54%
Financial Services	11.83%
Consumer Discretionary	6.85%
Consumer, Non-cyclical	5.09%
Energy	3.15%
Consumer Staples	2.42%
Producer Durables	2.24%
Consumer, Cyclical	0.96%
Basic Materials	0.32%
Cash, Cash Equivalents, & Other Net Assets	1.81%

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.39%
Bloom Energy Corp.	3.67%
First American Government Obligations Fund, Class X	2.78%
TTM Technologies, Inc.	2.75%
Modine Manufacturing Co.	2.59%
Credo Technology Group Holding, Ltd.	2.05%
Fabrinet	1.77%
Applied Optoelectronics, Inc.	1.70%
Argan, Inc.	1.48%
VSE Corp.	1.45%
Total % of Top 10 Holdings	25.63%

MATERIAL FUND CHANGES

This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://www.teamemeraldfunds.com/literature/ or upon request at (855) 828-9909.

The Board of the Trust, based upon the recommendation of the Advisor, approved the proposed reorganization of the Emerald Growth Fund (the “Fund”) into a correspondingly named series of the RBB Fund Inc. (the “New Fund”), on April 17, 2025, subject to the approval of the shareholders of the existing Fund (the “Reorganization”). Shareholders of the Fund approved the Reorganization at a special shareholder meeting held on March 27, 2026. The Reorganization occurred after the close of business on June 5, 2026.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.teamemeraldfunds.com/literature/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - CLASS A : HSPGX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

Distributor, ALPS Distributors, Inc.

317609287–A–04302026

EMERALD GROWTH FUND

CLASS C: HSPCX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Growth Fund - C for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at https://www.teamemeraldfunds.com/literature/. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred after the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - C	$244	1.76%

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Growth Fund - C Class returned 76.95% for the fiscal year ended April 30, 2026. This is in contrast to the Russell 2000® Growth Index TR, which had a 42.64% return for the same period.

Emerald's emphasis on fundamental bottom-up stock selection, identifying the innovators, and our long-term commitment and adherence to our small capitalization and growth mandates was a tailwind to performance for the fiscal year ended April 30, 2026.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Table Summary
	Class C - NAV - $37,847	Class C - Load - $37,847	Russell 2000® Growth Index TR - $28,889	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601
4/30/26	$37,847	$37,847	$28,889	$11,803	$39,601
4/30/25	$21,389	$21,389	$20,253	$11,343	$30,227
4/30/24	$20,877	$20,877	$19,775	$10,500	$27,133
4/30/23	$18,276	$18,276	$17,595	$10,657	$22,186
4/30/22	$18,837	$18,837	$17,469	$10,703	$21,857
4/30/21	$24,683	$24,683	$23,749	$11,698	$22,560
4/30/20	$14,554	$14,554	$14,040	$11,730	$14,948
4/30/19	$16,273	$16,273	$15,465	$10,582	$15,106
4/30/18	$14,650	$14,650	$14,466	$10,051	$13,406
4/30/17	$12,384	$12,384	$12,406	$10,083	$11,858
4/30/16	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Table Summary
Class C	1 Year	5 Year	10 Year
Class C - NAV	76.95%	8.92%	14.24%
Class C - Load	75.95%	8.92%	14.24%
Russell 2000® Growth Index TR	42.64%	4.00%	11.19%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$1,407,662,573
  # of Portfolio Holdings129
  Portfolio Turnover Rate54%
  Advisory Fees Paid$6,119,152

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Technology	25.86%
Industrials	24.93%
Health Care	14.54%
Financial Services	11.83%
Consumer Discretionary	6.85%
Consumer, Non-cyclical	5.09%
Energy	3.15%
Consumer Staples	2.42%
Producer Durables	2.24%
Consumer, Cyclical	0.96%
Basic Materials	0.32%
Cash, Cash Equivalents, & Other Net Assets	1.81%

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.39%
Bloom Energy Corp.	3.67%
First American Government Obligations Fund, Class X	2.78%
TTM Technologies, Inc.	2.75%
Modine Manufacturing Co.	2.59%
Credo Technology Group Holding, Ltd.	2.05%
Fabrinet	1.77%
Applied Optoelectronics, Inc.	1.70%
Argan, Inc.	1.48%
VSE Corp.	1.45%
Total % of Top 10 Holdings	25.63%

MATERIAL FUND CHANGES

This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://www.teamemeraldfunds.com/literature/ or upon request at (855) 828-9909.

The Board of the Trust, based upon the recommendation of the Advisor, approved the proposed reorganization of the Emerald Growth Fund (the “Fund”) into a correspondingly named series of the RBB Fund Inc. (the “New Fund”), on April 17, 2025, subject to the approval of the shareholders of the existing Fund (the “Reorganization”). Shareholders of the Fund approved the Reorganization at a special shareholder meeting held on March 27, 2026. The Reorganization occurred after the close of business on June 5, 2026.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.teamemeraldfunds.com/literature/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - CLASS C : HSPCX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

Distributor, ALPS Distributors, Inc.

317609279–A–04302026

EMERALD GROWTH FUND

INSTITUTIONAL: FGROX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Growth Fund - Institutional for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at https://www.teamemeraldfunds.com/literature/. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred after the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Institutional	$105	0.75%

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Growth Fund - Institutional Class returned 78.71% for the fiscal year ended April 30, 2026. This is in contrast to the Russell 2000® Growth Index TR, which had a 42.64% return for the same period.

Emerald's emphasis on fundamental bottom-up stock selection, identifying the innovators, and our long-term commitment and adherence to our small capitalization and growth mandates was a tailwind to performance for the fiscal year ended April 30, 2026.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $1,000,000 INVESTMENT

Table Summary
	Institutional - $41,621	Russell 2000® Growth Index TR - $28,889	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601
4/30/26	$41,621	$28,889	$11,803	$39,601
4/30/25	$23,290	$20,253	$11,343	$30,227
4/30/24	$22,547	$19,775	$10,500	$27,133
4/30/23	$19,535	$17,595	$10,657	$22,186
4/30/22	$19,954	$17,469	$10,703	$21,857
4/30/21	$25,887	$23,749	$11,698	$22,560
4/30/20	$15,114	$14,040	$11,730	$14,948
4/30/19	$16,742	$15,465	$10,582	$15,106
4/30/18	$14,925	$14,466	$10,051	$13,406
4/30/17	$12,499	$12,406	$10,083	$11,858
4/30/16	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Table Summary
Institutional	1 Year	5 Year	10 Year
Institutional	78.71%	9.96%	15.33%
Russell 2000® Growth Index TR	42.64%	4.00%	11.19%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$1,407,662,573
  # of Portfolio Holdings129
  Portfolio Turnover Rate54%
  Advisory Fees Paid$6,119,152

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Technology	25.86%
Industrials	24.93%
Health Care	14.54%
Financial Services	11.83%
Consumer Discretionary	6.85%
Consumer, Non-cyclical	5.09%
Energy	3.15%
Consumer Staples	2.42%
Producer Durables	2.24%
Consumer, Cyclical	0.96%
Basic Materials	0.32%
Cash, Cash Equivalents, & Other Net Assets	1.81%

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.39%
Bloom Energy Corp.	3.67%
First American Government Obligations Fund, Class X	2.78%
TTM Technologies, Inc.	2.75%
Modine Manufacturing Co.	2.59%
Credo Technology Group Holding, Ltd.	2.05%
Fabrinet	1.77%
Applied Optoelectronics, Inc.	1.70%
Argan, Inc.	1.48%
VSE Corp.	1.45%
Total % of Top 10 Holdings	25.63%

MATERIAL FUND CHANGES

This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://www.teamemeraldfunds.com/literature/ or upon request at (855) 828-9909.

The Board of the Trust, based upon the recommendation of the Advisor, approved the proposed reorganization of the Emerald Growth Fund (the “Fund”) into a correspondingly named series of the RBB Fund Inc. (the “New Fund”), on April 17, 2025, subject to the approval of the shareholders of the existing Fund (the “Reorganization”). Shareholders of the Fund approved the Reorganization at a special shareholder meeting held on March 27, 2026. The Reorganization occurred after the close of business on June 5, 2026.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.teamemeraldfunds.com/literature/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - INSTITUTIONAL : FGROX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

Distributor, ALPS Distributors, Inc.

317609253–A–04302026

EMERALD GROWTH FUND

INVESTOR: FFGRX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Growth Fund - Investor for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at https://www.teamemeraldfunds.com/literature/. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred after the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Investor	$150	1.08%

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Growth Fund - Investor Class returned 78.08% for the fiscal year ended April 30, 2026. This is in contrast to the Russell 2000® Growth Index TR, which had a 42.64% return for the same period.

Emerald's emphasis on fundamental bottom-up stock selection, identifying the innovators, and our long-term commitment and adherence to our small capitalization and growth mandates was a tailwind to performance for the fiscal year ended April 30, 2026.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Table Summary
	Investor - $40,199	Russell 2000® Growth Index TR - $28,889	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601
4/30/26	$40,199	$28,889	$11,803	$39,601
4/30/25	$22,573	$20,253	$11,343	$30,227
4/30/24	$21,924	$19,775	$10,500	$27,133
4/30/23	$19,063	$17,595	$10,657	$22,186
4/30/22	$19,543	$17,469	$10,703	$21,857
4/30/21	$25,447	$23,749	$11,698	$22,560
4/30/20	$14,907	$14,040	$11,730	$14,948
4/30/19	$16,572	$15,465	$10,582	$15,106
4/30/18	$14,822	$14,466	$10,051	$13,406
4/30/17	$12,457	$12,406	$10,083	$11,858
4/30/16	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Table Summary
Investor	1 Year	5 Year	10 Year
Investor	78.08%	9.58%	14.93%
Russell 2000® Growth Index TR	42.64%	4.00%	11.19%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$1,407,662,573
  # of Portfolio Holdings129
  Portfolio Turnover Rate54%
  Advisory Fees Paid$6,119,152

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Technology	25.86%
Industrials	24.93%
Health Care	14.54%
Financial Services	11.83%
Consumer Discretionary	6.85%
Consumer, Non-cyclical	5.09%
Energy	3.15%
Consumer Staples	2.42%
Producer Durables	2.24%
Consumer, Cyclical	0.96%
Basic Materials	0.32%
Cash, Cash Equivalents, & Other Net Assets	1.81%

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.39%
Bloom Energy Corp.	3.67%
First American Government Obligations Fund, Class X	2.78%
TTM Technologies, Inc.	2.75%
Modine Manufacturing Co.	2.59%
Credo Technology Group Holding, Ltd.	2.05%
Fabrinet	1.77%
Applied Optoelectronics, Inc.	1.70%
Argan, Inc.	1.48%
VSE Corp.	1.45%
Total % of Top 10 Holdings	25.63%

MATERIAL FUND CHANGES

This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://www.teamemeraldfunds.com/literature/ or upon request at (855) 828-9909.

The Board of the Trust, based upon the recommendation of the Advisor, approved the proposed reorganization of the Emerald Growth Fund (the “Fund”) into a correspondingly named series of the RBB Fund Inc. (the “New Fund”), on April 17, 2025, subject to the approval of the shareholders of the existing Fund (the “Reorganization”). Shareholders of the Fund approved the Reorganization at a special shareholder meeting held on March 27, 2026. The Reorganization occurred after the close of business on June 5, 2026.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.teamemeraldfunds.com/literature/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - INVESTOR : FFGRX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2026

Distributor, ALPS Distributors, Inc.

317609261–A–04302026

APRIL 30, 2026

ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIGIX

Seafarer Overseas Growth and Income Fund

Fund Overview

This annual shareholder report contains important information about the Seafarer Overseas Growth and Income Fund - Institutional Class for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Growth and Income Fund - Institutional	$104	0.86%

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2025 to April 30, 2026), the Seafarer Overseas Growth and Income Fund’s Institutional Class returned 41.18%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 41.68% and 44.08%, respectively.

Emerging market (EM) stocks rose substantially in this period, driven primarily by artificial intelligence (AI) related companies. Compared to the benchmarks, the Fund’s stock selections in the technology sector were less concentrated in the few mega cap semiconductor stocks. The Fund’s sources of positive returns in the tech sector were spread across a relatively diverse set of companies with their own unique growth drivers, in our view. In addition, stock selection in sectors other than technology, such as the financial and consumer sectors, contributed meaningfully to the Fund’s performance. Rising dividends among the Fund’s holdings during the period underscore a broader trend of improved capital management and governance across EM companies.

(1)   Broad-based securities market index

(2)   Additional index

How did the Fund perform over the last 10 years?

Total Return Based on $25,000 Investment

Table Summary
	Seafarer Overseas Growth and Income Fund - Institutional Class $54,678	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $60,867	Morningstar EM Net Return USD Index $61,536
04/16	$25,000	$25,000	$25,000
07/16	$26,029	$26,401	$26,352
10/16	$26,248	$27,248	$27,234
01/17	$25,733	$27,635	$27,456
04/17	$27,843	$29,882	$29,664
07/17	$29,153	$32,522	$32,162
10/17	$29,735	$34,099	$33,842
01/18	$32,613	$38,247	$38,091
04/18	$30,093	$36,020	$35,770
07/18	$29,010	$34,188	$33,640
10/18	$25,543	$30,160	$29,877
01/19	$27,969	$33,080	$33,120
04/19	$28,838	$34,195	$34,110
07/19	$28,744	$33,420	$33,248
10/19	$30,057	$33,825	$33,776
01/20	$29,904	$34,922	$34,473
04/20	$26,434	$30,551	$29,851
07/20	$30,686	$36,677	$35,324
10/20	$31,790	$37,625	$36,247
01/21	$39,077	$45,231	$43,881
04/21	$40,254	$46,246	$45,209
07/21	$40,535	$45,200	$43,504
10/21	$38,785	$45,442	$43,349
01/22	$36,982	$43,501	$41,723
04/22	$34,454	$38,954	$38,107
07/22	$33,772	$37,026	$35,526
10/22	$31,018	$32,283	$31,113
01/23	$35,407	$38,349	$37,307
04/23	$34,442	$36,849	$35,829
07/23	$37,508	$39,549	$38,948
10/23	$33,262	$35,278	$34,569
01/24	$36,257	$37,300	$37,365
04/24	$36,557	$40,170	$40,017
07/24	$37,628	$41,506	$41,953
10/24	$37,628	$43,432	$43,201
01/25	$36,598	$42,198	$41,957
04/25	$38,729	$42,961	$42,709
07/25	$41,840	$48,005	$48,174
10/25	$45,931	$53,850	$53,880
01/26	$51,990	$58,251	$58,491
04/26	$54,678	$60,867	$61,536

Average Annual Total Returns

Table Summary
Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Institutional Class (Incep. February 15, 2012)	41.18%	6.32%	8.14%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	41.68%	5.65%	9.31%
Morningstar EM Net Return USD Index	44.08%	6.36%	9.43%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Table Summary
Total Net Assets	$3,621,825,143
Number of Portfolio Holdings	54
Portfolio Turnover Rate	18%
Advisory Fees Paid	$23,439,952

What did the Fund invest in?

April 30, 2026

Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	1.2%
Utilities	1.0%
Real Estate	2.5%
Materials	2.8%
Energy	3.3%
Health Care	8.9%
Industrials	9.2%
Consumer Staples	12.3%
Consumer Discretionary	15.9%
Financials	20.7%
Technology	22.2%

Top Ten Holdings (% of Net Assets)

Table Summary
Top 10	Top 10
Hyundai Mobis Co., Ltd.	5.4%
Samsung SDI Co., Ltd.	4.9%
Accton Technology Corp.	4.8%
Samsung Electronics Co., Ltd.	4.4%
Richter Gedeon Nyrt	3.3%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	2.7%
Singapore Exchange, Ltd.	2.6%
Delta Electronics, Inc.	2.6%
Itau Unibanco Holding SA	2.5%
Hongkong Land Holdings, Ltd.	2.5%
Total % of Top 10 Holdings	35.7%

Region Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	1.2%
Other	4.4%
Emerging Europe	4.8%
Middle East & Africa	5.2%
Latin America	14.5%
East & South Asia	69.9%

Asset Class Weightings (% of Net Assets)

Table Summary
Value	Value
Common Stock	87.6%
American Depositary Receipts	9.4%
Preferred Stock	1.8%
Cash and Other Assets, Less Liabilities	1.2%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

There were no material changes during the period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

APRIL 30, 2026

ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIGIX

Seafarer Overseas Growth and Income Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

317609295–A–04302026

APRIL 30, 2026

ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFGIX

Seafarer Overseas Growth and Income Fund

Fund Overview

This annual shareholder report contains important information about the Seafarer Overseas Growth and Income Fund - Investor Class for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Growth and Income Fund - Investor	$116	0.96%

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2025 to April 30, 2026), the Seafarer Overseas Growth and Income Fund’s Investor Class returned 41.15%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 41.68% and 44.08%, respectively.

Emerging market (EM) stocks rose substantially in this period, driven primarily by artificial intelligence (AI) related companies. Compared to the benchmarks, the Fund’s stock selections in the technology sector were less concentrated in the few mega cap semiconductor stocks. The Fund’s sources of positive returns in the tech sector were spread across a relatively diverse set of companies with their own unique growth drivers, in our view. In addition, stock selection in sectors other than technology, such as the financial and consumer sectors, contributed meaningfully to the Fund’s performance. Rising dividends among the Fund’s holdings during the period underscore a broader trend of improved capital management and governance across EM companies.

(1)   Broad-based securities market index

(2)   Additional index

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	Seafarer Overseas Growth and Income Fund - Investor Class $21,650	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $24,347	Morningstar EM Net Return USD Index $24,614
04/16	$10,000	$10,000	$10,000
07/16	$10,402	$10,560	$10,541
10/16	$10,490	$10,899	$10,893
01/17	$10,278	$11,054	$10,982
04/17	$11,113	$11,953	$11,866
07/17	$11,636	$13,009	$12,865
10/17	$11,878	$13,639	$13,537
01/18	$13,014	$15,299	$15,236
04/18	$12,015	$14,408	$14,308
07/18	$11,570	$13,675	$13,456
10/18	$10,183	$12,064	$11,951
01/19	$11,144	$13,232	$13,248
04/19	$11,492	$13,678	$13,644
07/19	$11,452	$13,368	$13,299
10/19	$11,967	$13,530	$13,510
01/20	$11,910	$13,969	$13,789
04/20	$10,522	$12,220	$11,940
07/20	$12,211	$14,671	$14,130
10/20	$12,642	$15,050	$14,499
01/21	$15,549	$18,092	$17,552
04/21	$16,009	$18,499	$18,084
07/21	$16,119	$18,080	$17,402
10/21	$15,420	$18,177	$17,340
01/22	$14,702	$17,401	$16,689
04/22	$13,692	$15,582	$15,243
07/22	$13,417	$14,810	$14,210
10/22	$12,328	$12,913	$12,445
01/23	$14,059	$15,340	$14,923
04/23	$13,674	$14,740	$14,332
07/23	$14,884	$15,820	$15,579
10/23	$13,188	$14,111	$13,828
01/24	$14,376	$14,920	$14,946
04/24	$14,496	$16,068	$16,007
07/24	$14,909	$16,602	$16,781
10/24	$14,909	$17,373	$17,280
01/25	$14,500	$16,879	$16,783
04/25	$15,338	$17,184	$17,084
07/25	$16,577	$19,202	$19,270
10/25	$18,183	$21,540	$21,552
01/26	$20,578	$23,300	$23,396
04/26	$21,650	$24,347	$24,614

Average Annual Total Returns

Table Summary
Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Investor Class (Incep. February 15, 2012)	41.15%	6.22%	8.03%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	41.68%	5.65%	9.31%
Morningstar EM Net Return USD Index	44.08%	6.36%	9.43%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Table Summary
Total Net Assets	$3,621,825,143
Number of Portfolio Holdings	54
Portfolio Turnover Rate	18%
Advisory Fees Paid	$23,439,952

What did the Fund invest in?

April 30, 2026

Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	1.2%
Utilities	1.0%
Real Estate	2.5%
Materials	2.8%
Energy	3.3%
Health Care	8.9%
Industrials	9.2%
Consumer Staples	12.3%
Consumer Discretionary	15.9%
Financials	20.7%
Technology	22.2%

Top Ten Holdings (% of Net Assets)

Table Summary
Top 10	Top 10
Hyundai Mobis Co., Ltd.	5.4%
Samsung SDI Co., Ltd.	4.9%
Accton Technology Corp.	4.8%
Samsung Electronics Co., Ltd.	4.4%
Richter Gedeon Nyrt	3.3%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	2.7%
Singapore Exchange, Ltd.	2.6%
Delta Electronics, Inc.	2.6%
Itau Unibanco Holding SA	2.5%
Hongkong Land Holdings, Ltd.	2.5%
Total % of Top 10 Holdings	35.7%

Region Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	1.2%
Other	4.4%
Emerging Europe	4.8%
Middle East & Africa	5.2%
Latin America	14.5%
East & South Asia	69.9%

Asset Class Weightings (% of Net Assets)

Table Summary
Value	Value
Common Stock	87.6%
American Depositary Receipts	9.4%
Preferred Stock	1.8%
Cash and Other Assets, Less Liabilities	1.2%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

There were no material changes during the period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

APRIL 30, 2026

ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFGIX

Seafarer Overseas Growth and Income Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

317609311–A–04302026

APRIL 30, 2026

ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFGRX

Seafarer Overseas Growth and Income Fund

Fund Overview

This annual shareholder report contains important information about the Seafarer Overseas Growth and Income Fund - Retail Class for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Growth and Income Fund - Retail	$140	1.16%

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2025 to April 30, 2026), the Seafarer Overseas Growth and Income Fund’s Retail Class returned 40.77%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 41.68% and 44.08%, respectively.

Emerging market (EM) stocks rose substantially in this period, driven primarily by artificial intelligence (AI) related companies. Compared to the benchmarks, the Fund’s stock selections in the technology sector were less concentrated in the few mega cap semiconductor stocks. The Fund’s sources of positive returns in the tech sector were spread across a relatively diverse set of companies with their own unique growth drivers, in our view. In addition, stock selection in sectors other than technology, such as the financial and consumer sectors, contributed meaningfully to the Fund’s performance. Rising dividends among the Fund’s holdings during the period underscore a broader trend of improved capital management and governance across EM companies.

(1)  Broad-based securities market index

(2)  Additional index

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Seafarer Overseas Growth and Income Fund - Retail Class $14,009	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $14,504	Morningstar EM Net Return USD Index $14,462
08/30/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,173	$10,791	$10,617
10/31/24	$9,677	$10,350	$10,153
11/30/24	$9,551	$10,046	$9,830
12/31/24	$9,224	$10,005	$9,784
01/31/25	$9,408	$10,055	$9,861
02/28/25	$9,424	$10,082	$9,854
03/31/25	$9,552	$10,161	$9,899
04/30/25	$9,952	$10,237	$10,038
05/31/25	$10,232	$10,667	$10,522
06/30/25	$10,720	$11,225	$11,131
07/31/25	$10,745	$11,439	$11,322
08/31/25	$11,173	$11,808	$11,502
09/30/25	$11,424	$12,482	$12,192
10/31/25	$11,779	$12,832	$12,663
11/30/25	$11,747	$12,550	$12,366
12/31/25	$12,196	$12,884	$12,697
01/31/26	$13,330	$13,881	$13,747
02/28/26	$14,149	$14,556	$14,476
03/31/26	$12,569	$12,814	$12,646
04/30/26	$14,009	$14,504	$14,462

Total Returns

Table Summary
Seafarer Overseas Growth and Income Fund	1 Year	Since Inception
Seafarer Overseas Growth and Income Fund - Retail Class (Incep. August 30, 2024)	40.77%	22.43%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	41.68%	25.01%
Morningstar EM Net Return USD Index	44.08%	24.80%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Table Summary
Total Net Assets	$3,621,825,143
Number of Portfolio Holdings	54
Portfolio Turnover Rate	18%
Advisory Fees Paid	$23,439,952

What did the Fund invest in?

April 30, 2026

Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	1.2%
Utilities	1.0%
Real Estate	2.5%
Materials	2.8%
Energy	3.3%
Health Care	8.9%
Industrials	9.2%
Consumer Staples	12.3%
Consumer Discretionary	15.9%
Financials	20.7%
Technology	22.2%

Top Ten Holdings (% of Net Assets)

Table Summary
Top 10	Top 10
Hyundai Mobis Co., Ltd.	5.4%
Samsung SDI Co., Ltd.	4.9%
Accton Technology Corp.	4.8%
Samsung Electronics Co., Ltd.	4.4%
Richter Gedeon Nyrt	3.3%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	2.7%
Singapore Exchange, Ltd.	2.6%
Delta Electronics, Inc.	2.6%
Itau Unibanco Holding SA	2.5%
Hongkong Land Holdings, Ltd.	2.5%
Total % of Top 10 Holdings	35.7%

Region Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	1.2%
Other	4.4%
Emerging Europe	4.8%
Middle East & Africa	5.2%
Latin America	14.5%
East & South Asia	69.9%

Asset Class Weightings (% of Net Assets)

Table Summary
Value	Value
Common Stock	87.6%
American Depositary Receipts	9.4%
Preferred Stock	1.8%
Cash and Other Assets, Less Liabilities	1.2%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

There were no material changes during the period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

APRIL 30, 2026

ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFGRX

Seafarer Overseas Growth and Income Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761T878–A–04302026

APRIL 30, 2026

ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIVLX

Seafarer Overseas Value Fund

Fund Overview

This annual shareholder report contains important information about the Seafarer Overseas Value Fund - Institutional Class for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Value Fund - Institutional	$126	1.05%

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2025 to April 30, 2026), the Seafarer Overseas Value Fund’s Institutional Class returned 39.18%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 41.68% and 44.08%, respectively.

Emerging market (EM) equity indices surged over this period, concentrated in a narrow set of stocks related to semiconductors and artificial intelligence (AI). Compared to the benchmark indices, the Fund’s sources of return were mostly unrelated to AI and relatively more diversified by sector and region. The Fund’s returns can largely be explained by return of capital to shareholders, capital recycling (the selling of non-productive assets in an effort to fund more productive investments or improve balance sheet efficiency), and indirect exposure to AI. While the Fund did not own the top contributors to the indices’ performance, it nevertheless benefitted from the surge in earnings expectations related to AI in two of its South Korean holdings, which were among the Fund’s top contributors to performance during the period.

(1)   Broad-based securities market index

(2)   Additional index

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

Table Summary
	Seafarer Overseas Value Fund - Institutional Class $63,023	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $62,843	Morningstar EM Net Return USD Index $63,964
04/16	$25,000	$25,000	$25,000
07/16	$25,550	$27,258	$27,393
10/16	$25,675	$28,133	$28,309
01/17	$26,977	$28,532	$28,539
04/17	$28,571	$30,853	$30,835
07/17	$30,140	$33,579	$33,431
10/17	$30,976	$35,206	$35,178
01/18	$33,028	$39,489	$39,595
04/18	$31,325	$37,189	$37,182
07/18	$30,566	$35,298	$34,967
10/18	$27,999	$31,140	$31,056
01/19	$29,363	$34,155	$34,427
04/19	$30,904	$35,305	$35,456
07/19	$32,148	$34,505	$34,561
10/19	$32,581	$34,924	$35,109
01/20	$31,451	$36,056	$35,834
04/20	$26,432	$31,543	$31,029
07/20	$27,520	$37,868	$36,718
10/20	$28,998	$38,847	$37,678
01/21	$34,522	$46,699	$45,613
04/21	$37,265	$47,748	$46,993
07/21	$38,169	$46,667	$45,221
10/21	$38,989	$46,918	$45,060
01/22	$38,313	$44,914	$43,370
04/22	$37,640	$40,219	$39,612
07/22	$37,259	$38,228	$36,928
10/22	$34,066	$33,332	$32,341
01/23	$40,370	$39,594	$38,779
04/23	$39,983	$38,046	$37,244
07/23	$42,933	$40,834	$40,485
10/23	$38,285	$36,423	$35,934
01/24	$41,094	$38,512	$38,839
04/24	$43,334	$41,474	$41,596
07/24	$42,199	$42,853	$43,609
10/24	$43,120	$44,842	$44,906
01/25	$41,831	$43,568	$43,613
04/25	$45,282	$44,356	$44,395
07/25	$51,258	$49,564	$50,075
10/25	$54,741	$55,599	$56,007
01/26	$62,250	$60,142	$60,799
04/26	$63,023	$62,843	$63,964

Average Annual Total Returns

Table Summary
Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Institutional Class (Incep. May 31, 2016)	39.18%	11.08%	9.77%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	41.68%	5.65%	9.74%
Morningstar EM Net Return USD Index	44.08%	6.36%	9.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Table Summary
Total Net Assets	$152,184,372
Number of Portfolio Holdings	41
Portfolio Turnover Rate	11%
Advisory Fees Paid	$965,130

What did the Fund invest in?

April 30, 2026

Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	7.0%
Communications	1.5%
Utilities	2.1%
Real Estate	3.9%
Energy	6.4%
Materials	9.8%
Industrials	11.5%
Consumer Staples	16.7%
Consumer Discretionary	18.1%
Financials	23.0%

Top Ten Holdings (% of Net Assets)

Table Summary
Top 10	Top 10
Samsung SDI Co., Ltd.	5.7%
Hongkong Land Holdings, Ltd.	3.9%
Georgia Capital PLC	3.9%
Lion Finance Group PLC	3.6%
Samsung C&T Corp.	3.2%
Jardine Matheson Holdings, Ltd.	3.0%
Melco International Development, Ltd.	2.8%
Itau Unibanco Holding SA	2.7%
Anheuser-Busch InBev SA	2.7%
Wilmar International, Ltd.	2.6%
Total % of Top 10 Holdings	34.1%

Region Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	7.0%
Other	4.6%
Middle East & Africa	8.1%
Emerging Europe	10.0%
Latin America	19.9%
East & South Asia	50.4%

Asset Class Weightings (% of Net Assets)

Table Summary
Value	Value
Common Stock	75.7%
American Depositary Receipts	16.1%
Preferred Stock	1.2%
Cash and Other Assets, Less Liabilities	7.0%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

There were no material changes during the period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

APRIL 30, 2026

ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIVLX

Seafarer Overseas Value Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761R591–A–04302026

APRIL 30, 2026

ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFVLX

Seafarer Overseas Value Fund

Fund Overview

This annual shareholder report contains important information about the Seafarer Overseas Value Fund - Investor Class for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Value Fund - Investor	$137	1.15%

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2025 to April 30, 2026), the Seafarer Overseas Value Fund’s Investor Class returned 39.04%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 41.68% and 44.08%, respectively.

Emerging market (EM) equity indices surged over this period, concentrated in a narrow set of stocks related to semiconductors and artificial intelligence (AI). Compared to the benchmark indices, the Fund’s sources of return were mostly unrelated to AI and relatively more diversified by sector and region. The Fund’s returns can largely be explained by return of capital to shareholders, capital recycling (the selling of non-productive assets in an effort to fund more productive investments or improve balance sheet efficiency), and indirect exposure to AI. While the Fund did not own the top contributors to the indices’ performance, it nevertheless benefitted from the surge in earnings expectations related to AI in two of its South Korean holdings, which were among the Fund’s top contributors to performance during the period.

(1)   Broad-based securities market index

(2)   Additional index

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Seafarer Overseas Value Fund - Investor Class $24,949	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $25,137	Morningstar EM Net Return USD Index $25,586
04/16	$10,000	$10,000	$10,000
07/16	$10,210	$10,903	$10,957
10/16	$10,260	$11,253	$11,323
01/17	$10,778	$11,413	$11,416
04/17	$11,415	$12,341	$12,334
07/17	$12,041	$13,431	$13,373
10/17	$12,374	$14,082	$14,071
01/18	$13,195	$15,796	$15,838
04/18	$12,504	$14,876	$14,873
07/18	$12,201	$14,119	$13,987
10/18	$11,175	$12,456	$12,422
01/19	$11,712	$13,662	$13,771
04/19	$12,317	$14,122	$14,182
07/19	$12,824	$13,802	$13,824
10/19	$12,986	$13,970	$14,044
01/20	$12,540	$14,423	$14,334
04/20	$10,526	$12,617	$12,412
07/20	$10,971	$15,147	$14,687
10/20	$11,550	$15,539	$15,071
01/21	$13,744	$18,680	$18,245
04/21	$14,838	$19,099	$18,797
07/21	$15,187	$18,667	$18,088
10/21	$15,503	$18,767	$18,024
01/22	$15,235	$17,966	$17,348
04/22	$14,966	$16,088	$15,845
07/22	$14,803	$15,291	$14,771
10/22	$13,542	$13,333	$12,937
01/23	$16,035	$15,838	$15,512
04/23	$15,881	$15,218	$14,897
07/23	$17,044	$16,333	$16,194
10/23	$15,192	$14,569	$14,374
01/24	$16,313	$15,405	$15,536
04/24	$17,193	$16,590	$16,638
07/24	$16,741	$17,141	$17,444
10/24	$17,095	$17,937	$17,962
01/25	$16,583	$17,427	$17,445
04/25	$17,944	$17,742	$17,758
07/25	$20,309	$19,826	$20,030
10/25	$21,683	$22,239	$22,403
01/26	$24,641	$24,057	$24,320
04/26	$24,949	$25,137	$25,586

Average Annual Total Returns

Table Summary
Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Investor Class (Incep. May 31, 2016)	39.04%	10.95%	9.66%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	41.68%	5.65%	9.74%
Morningstar EM Net Return USD Index	44.08%	6.36%	9.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Table Summary
Total Net Assets	$152,184,372
Number of Portfolio Holdings	41
Portfolio Turnover Rate	11%
Advisory Fees Paid	$965,130

What did the Fund invest in?

April 30, 2026

Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	7.0%
Communications	1.5%
Utilities	2.1%
Real Estate	3.9%
Energy	6.4%
Materials	9.8%
Industrials	11.5%
Consumer Staples	16.7%
Consumer Discretionary	18.1%
Financials	23.0%

Top Ten Holdings (% of Net Assets)

Table Summary
Top 10	Top 10
Samsung SDI Co., Ltd.	5.7%
Hongkong Land Holdings, Ltd.	3.9%
Georgia Capital PLC	3.9%
Lion Finance Group PLC	3.6%
Samsung C&T Corp.	3.2%
Jardine Matheson Holdings, Ltd.	3.0%
Melco International Development, Ltd.	2.8%
Itau Unibanco Holding SA	2.7%
Anheuser-Busch InBev SA	2.7%
Wilmar International, Ltd.	2.6%
Total % of Top 10 Holdings	34.1%

Region Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	7.0%
Other	4.6%
Middle East & Africa	8.1%
Emerging Europe	10.0%
Latin America	19.9%
East & South Asia	50.4%

Asset Class Weightings (% of Net Assets)

Table Summary
Value	Value
Common Stock	75.7%
American Depositary Receipts	16.1%
Preferred Stock	1.2%
Cash and Other Assets, Less Liabilities	7.0%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

There were no material changes during the period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

APRIL 30, 2026

ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFVLX

Seafarer Overseas Value Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761R617–A–04302026

APRIL 30, 2026

ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFVRX

Seafarer Overseas Value Fund

Fund Overview

This annual shareholder report contains important information about the Seafarer Overseas Value Fund - Retail Class for the period of May 1, 2025 to April 30, 2026.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Value Fund - Retail	$155	1.30%

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2025 to April 30, 2026), the Seafarer Overseas Value Fund’s Retail Class returned 38.75%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 41.68% and 44.08%, respectively.

Emerging market (EM) equity indices surged over this period, concentrated in a narrow set of stocks related to semiconductors and artificial intelligence (AI). Compared to the benchmark indices, the Fund’s sources of return were mostly unrelated to AI and relatively more diversified by sector and region. The Fund’s returns can largely be explained by return of capital to shareholders, capital recycling (the selling of non-productive assets in an effort to fund more productive investments or improve balance sheet efficiency), and indirect exposure to AI. While the Fund did not own the top contributors to the indices’ performance, it nevertheless benefitted from the surge in earnings expectations related to AI in two of its South Korean holdings, which were among the Fund’s top contributors to performance during the period.

(1)   Broad-based securities market index

(2)   Additional index

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Seafarer Overseas Value Fund - Retail Class $14,563	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $14,504	Morningstar EM Net Return USD Index $14,462
08/30/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,365	$10,791	$10,617
10/31/24	$10,007	$10,350	$10,153
11/30/24	$9,843	$10,046	$9,830
12/31/24	$9,603	$10,005	$9,784
01/31/25	$9,699	$10,055	$9,861
02/28/25	$9,811	$10,082	$9,854
03/31/25	$10,071	$10,161	$9,899
04/30/25	$10,496	$10,237	$10,038
05/31/25	$11,062	$10,667	$10,522
06/30/25	$11,583	$11,225	$11,131
07/31/25	$11,865	$11,439	$11,322
08/31/25	$12,320	$11,808	$11,502
09/30/25	$12,595	$12,482	$12,192
10/31/25	$12,662	$12,832	$12,663
11/30/25	$12,908	$12,550	$12,366
12/31/25	$13,181	$12,884	$12,697
01/31/26	$14,391	$13,881	$13,747
02/28/26	$15,211	$14,556	$14,476
03/31/26	$13,579	$12,814	$12,646
04/30/26	$14,563	$14,504	$14,462

Total Returns

Table Summary
Seafarer Overseas Value Fund	1 Year	Since Inception
Seafarer Overseas Value Fund - Retail Class (Incep. August 30, 2024)	38.75%	25.32%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	41.68%	25.01%
Morningstar EM Net Return USD Index	44.08%	24.80%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Table Summary
Total Net Assets	$152,184,372
Number of Portfolio Holdings	41
Portfolio Turnover Rate	11%
Advisory Fees Paid	$965,130

What did the Fund invest in?

April 30, 2026

Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	7.0%
Communications	1.5%
Utilities	2.1%
Real Estate	3.9%
Energy	6.4%
Materials	9.8%
Industrials	11.5%
Consumer Staples	16.7%
Consumer Discretionary	18.1%
Financials	23.0%

Top Ten Holdings (% of Net Assets)

Table Summary
Top 10	Top 10
Samsung SDI Co., Ltd.	5.7%
Hongkong Land Holdings, Ltd.	3.9%
Georgia Capital PLC	3.9%
Lion Finance Group PLC	3.6%
Samsung C&T Corp.	3.2%
Jardine Matheson Holdings, Ltd.	3.0%
Melco International Development, Ltd.	2.8%
Itau Unibanco Holding SA	2.7%
Anheuser-Busch InBev SA	2.7%
Wilmar International, Ltd.	2.6%
Total % of Top 10 Holdings	34.1%

Region Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	7.0%
Other	4.6%
Middle East & Africa	8.1%
Emerging Europe	10.0%
Latin America	19.9%
East & South Asia	50.4%

Asset Class Weightings (% of Net Assets)

Table Summary
Value	Value
Common Stock	75.7%
American Depositary Receipts	16.1%
Preferred Stock	1.2%
Cash and Other Assets, Less Liabilities	7.0%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

There were no material changes during the period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

APRIL 30, 2026

ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFVRX

Seafarer Overseas Value Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761T860–A–04302026

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)       Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics described in Item 2(a) above were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics described in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit to this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees of the Registrant has designated Jeremy W. Deems as the Registrant’s “Audit Committee Financial Expert.” Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended April 30, 2026 and April 30, 2025, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $63,800 and $121,700, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended April 30, 2026 and April 30, 2025, the aggregate fees billed for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended April 30, 2026 and April 30, 2025, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $15,000 and $29,000, respectively. The fiscal year 2026 and 2025 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)	All Other Fees: For the Registrant’s fiscal years ended April 30, 2026 and April 30, 2025, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee. The Chairman of the Audit Committee may pre-approve non-audit services to be performed by the Registrant’s principal accountant on an interim basis, subject to ratification by the Audit Committee at its next regularly scheduled meeting.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, were $15,000 in the fiscal year ended April 30, 2026 and $29,000 in the fiscal year ended April 30, 2025. These fees consisted of non-audit fees billed to (i) the Registrant of $15,000 in the fiscal year ended April 30, 2026 and $29,000 in the fiscal year ended April 30, 2025 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with ALPS Advisors, Inc., the Registrant’s investment adviser, of $0 in the fiscal year ended April 30, 2026 and $0 in the fiscal year ended April 30, 2025. The non-audit fees billed to AFS related to SSAE 16 services and other compliance-related matters.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Registrant’s audit committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

EMERALD
MUTUAL FUNDS
DRIVEN BY RESEARCH
SINCE 1992

ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

April 30, 2026

EMERALD GROWTH FUND

Class A: HSPGX | Class C: HSPCX
Institutional Class: FGROX | Investor Class: FFGRX

EMERALD FINANCE & BANKING INNOVATION FUND

Class A: HSSAX | Class C: HSSCX
Institutional Class: HSSIX | Investor Class: FFBFX

TABLE OF CONTENTS

Schedules of Investments
Emerald Growth Fund	1
Emerald Finance & Banking Innovation Fund	3
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets
Emerald Growth Fund	7
Emerald Finance & Banking Innovation Fund	9
Financial Highlights
Emerald Growth Fund	11
Emerald Finance & Banking Innovation Fund	15
Notes to Financial Statements and Financial Highlights	19
Report of Independent Registered Public Accounting Firm	27
Tax Designation	28
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	29
Proxy Disclosures for Open-End Management Investment Companies	30
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	31
Statement Regarding Basis for Approval of Investment Advisory Contract	32

Emerald Growth Fund	Schedule of Investments

April 30, 2026

Shares		Value (Note 2)
COMMON STOCKS: 92.80%
Basic Materials: 0.32%
39,210	Sensient Technologies Corp.	$4,455,824

Consumer Discretionary: 6.85%
554,215	Arhaus, Inc.	4,101,191
727,843	Arlo Technologies, Inc.(a)	10,226,194
198,537	BJ’s Restaurants, Inc.(a)	7,623,821
78,417	Boot Barn Holdings, Inc.(a)	13,444,595
318,485	IMAX Corp.(a)	12,108,800
200,325	Life Time Group Holdings, Inc.(a)	5,370,713
577,474	National Vision Holdings, Inc.(a)	13,408,946
387,670	OneSpaWorld Holdings, Ltd.	9,559,942
594,569	Rush Street Interactive, Inc.(a)	16,707,389
34,176	Visteon Corp.	3,817,801
		96,369,392

Consumer Staples: 2.42%
28,000	Five Below, Inc.(a)	6,598,480
180,941	Freshpet, Inc.(a)	12,191,804
177,468	Ollie’s Bargain Outlet Holdings, Inc.(a)	15,352,757
		34,143,041

Consumer, Cyclical: 0.96%
269,706	Black Rock Coffee Bar, Inc.(a)	3,311,990
433,999	Bob’s Discount Furniture, Inc.(a)	4,661,149
425,710	First Watch Restaurant Group, Inc.(a)	5,585,315
		13,558,454

Consumer, Non-cyclical: 5.09%
155,348	Alamar Biosciences, Inc.(a)	3,889,914
443,588	Aveanna Healthcare Holdings, Inc.(a)	2,901,066
28,125	Axsome Therapeutics, Inc.(a)	5,842,969
61,081	Billiontoone, Inc.(a)	4,584,129
188,583	Corvus Pharmaceuticals, Inc.(a)	2,864,576
30,653	Dianthus Therapeutics, Inc.(a)	2,691,333
428,847	Invivyd, Inc.(a)	600,386
336,137	Lumexa Imaging Holdings, Inc.(a)	3,216,831
105,243	Mirum Pharmaceuticals, Inc.(a)	10,241,196
104,721	Nektar Therapeutics(a)	8,905,474
129,422	Once Upon a Farm PBC(a)	1,973,686
52,070	Palvella Therapeutics, Inc.(a)	6,681,622
525,112	Trevi Therapeutics, Inc.(a)	7,225,541
101,306	VeraDermics, Inc.(a)	10,029,294
		71,648,017

Energy: 3.15%
256,897	American Superconductor Corp.(a)	13,754,265
170,813	Excelerate Energy, Inc.	5,961,374
140,537	Flowco Holdings, Inc.	3,489,534
166,846	Solaris Energy Infrastructure, Inc.	12,319,909
Shares		Value (Note 2)
Energy (continued)
919,780	TETRA Technologies, Inc.(a)	$8,756,305
		44,281,387

Financial Services: 11.83%
155,805	American Integrity Insurance Group, Inc.	3,053,778
209,538	Axos Financial, Inc.(a)	20,207,845
179,566	Bancorp, Inc.(a)	10,743,434
81,218	Coastal Financial Corp.(a)	6,141,705
800,337	Compass, Inc.(a)	6,058,551
129,064	Customers Bancorp, Inc.(a)	9,843,711
17,439	Enova International, Inc.(a)	2,954,341
70,213	GBank Financial Holdings, Inc.(a)	2,067,773
464,576	LendingClub Corp.(a)	7,930,312
136,911	LendingTree, Inc.(a)	6,789,416
158,038	Mid Penn Bancorp, Inc.	5,210,513
207,358	Moelis & Co., Class A	13,503,153
25,000	Norwood Financial Corp.	731,750
94,386	Palomar Holdings, Inc.(a)	11,362,187
365,213	Perella Weinberg Partners	8,304,944
137,316	Piper Sandler Cos.	11,973,955
254,685	Seacoast Banking Corp. of Florida	8,014,937
192,972	Skyward Specialty Insurance Group, Inc.(a)	8,770,577
317,800	Slide Insurance Holdings, Inc.(a)	5,926,970
338,791	Trinity Capital, Inc.	5,627,319
89,176	UMB Financial Corp.	11,251,336
		166,468,507

Healthcare: 9.15%
633,536	Alphatec Holdings, Inc.(a)	6,183,312
142,057	Bridgebio Pharma, Inc.(a)	10,101,673
382,344	Cogent Biosciences, Inc.(a)	13,684,092
61,287	Corcept Therapeutics, Inc.(a)	2,851,071
57,003	Cytokinetics, Inc.(a)	3,646,482
233,238	Guardant Health, Inc.(a)	20,310,365
260,117	KalVista Pharmaceuticals, Inc.(a)	6,934,719
180,572	LivaNova PLC(a)	10,852,377
7,247	Madrigal Pharmaceuticals, Inc.(a)	3,749,525
141,804	RadNet, Inc.(a)	8,019,016
798,875	Savara, Inc.(a)	4,186,105
153,485	Spyre Therapeutics, Inc.(a)	11,426,958
74,920	TransMedics Group, Inc.(a)	7,551,187
406,282	Travere Therapeutics, Inc.(a)	17,112,598
308,183	WaVe Life Sciences, Ltd.(a)	2,175,772
		128,785,252

Industrials: 24.93%
178,140	AAR Corp.(a)	19,661,312
67,526	AeroVironment, Inc.(a)	13,168,920
206,621	Aevex Corp.(a)	6,250,285
127,486	Allegiant Travel Co.(a)	9,643,041
31,074	Argan, Inc.	20,818,959

Annual Report | April 30, 2026	1

Emerald Growth Fund	Schedule of Investments

April 30, 2026

Shares		Value (Note 2)
Industrials (continued)
52,353	ATI, Inc.(a)	$8,138,797
182,548	Bloom Energy Corp., Class A(a)	51,726,802
64,347	Bowman Consulting Group, Ltd.(a)	2,030,791
208,009	Cardinal Infrastructure Group, Inc.(a)	11,030,717
13,740	Carpenter Technology Corp.	5,883,468
237,406	CECO Environmental Corp.(a)	17,601,281
1,619,632	Evolv Technologies Holdings, Inc.(a)	11,661,350
514,727	First Advantage Corp.(a)	6,567,917
56,438	Herc Holdings, Inc.	7,163,111
305,429	Kratos Defense & Security Solutions, Inc.(a)	19,257,298
351,654	Latham Group, Inc.(a)	2,134,540
225,094	Mercury Systems, Inc.(a)	17,762,168
144,547	Metallus, Inc.(a)	2,781,084
532,516	Mirion Technologies, Inc.(a)	10,517,191
143,133	Modine Manufacturing Co.(a)	36,445,956
65,377	Plexus Corp.(a)	16,382,169
300,531	RXO, Inc.(a)	6,001,604
57,383	SPX Technologies Inc(a)	12,561,713
29,665	Sterling Infrastructure, Inc.(a)	15,295,867
118,807	VSE Corp.	20,396,786
		350,883,127

Producer Durables: 2.24%
169,691	Astronics Corp.(a)	12,115,937
60,108	ESCO Technologies, Inc.	19,471,987
		31,587,924

Technology: 25.86%
128,147	Agilysys, Inc.(a)	8,209,097
145,360	Applied Optoelectronics, Inc.(a)	23,891,370
87,310	Axcelis Technologies, Inc.(a)	12,145,694
323,263	Cohu, Inc.(a)	15,306,503
72,793	Commvault Systems, Inc.(a)	7,197,772
165,959	Credo Technology Group Holding, Ltd.(a)	28,878,526
83,538	Diodes, Inc.(a)	8,951,097
222,690	D-Wave Quantum, Inc.(a)	4,516,153
242,434	EverQuote, Inc., Class A(a)	3,495,898
36,367	Fabrinet(a)	24,855,753
79,900	HeartFlow, Inc.(a)	2,377,824
141,129	Hinge Health, Inc.(a)	6,294,353
67,764	Impinj, Inc.(a)	9,820,359
42,585	InterDigital, Inc.	12,629,008
172,267	IonQ, Inc.(a)	7,772,687
117,006	IPG Photonics Corp.(a)	13,914,354
211,560	Kulicke & Soffa Industries, Inc.	18,088,380
257,331	nLight, Inc.(a)	17,974,570
33,951	Onto Innovation, Inc.(a)	10,017,582
278,412	PDF Solutions, Inc.(a)	11,929,954
32,641	Power Integrations, Inc.	2,373,327
123,598	Q2 Holdings, Inc.(a)	6,272,598
156,958	Rambus, Inc.(a)	18,067,435
Shares		Value (Note 2)
Technology (continued)
173,131	Semtech Corp.(a)	$18,187,412
24,069	SiTime Corp.(a)	13,530,388
102,766	Synaptics, Inc.(a)	9,617,870
244,653	TTM Technologies, Inc.(a)	38,708,998
344,646	Varonis Systems, Inc.(a)	9,064,190
		364,089,152

	Total Common Stocks
	(Cost $792,992,001)	1,306,270,077

MUTUAL FUND: 5.39%
Healthcare: 5.39%
1,997,035	F/m Emerald Life Sciences Innovation ETF(a)(b)	75,937,256

	Total Mutual Fund
	(Cost $31,078,469)	75,937,256

SHORT-TERM INVESTMENTS: 2.78%
39,076,638	First American Government Obligations Fund, Class X 3.548% (c)	39,076,638

	Total Short-Term Investments
	(Cost $39,076,638)	39,076,638

Total Investments: 100.97%
(Cost $863,147,108)		1,421,283,971

Liabilities In Excess Of Other Assets: (0.97)%		(13,621,398)
Net Assets: 100.00%		$1,407,662,573

(a)	Non-income producing security.
(b)	Affiliated company. See Note 8 to Notes to Financial Statements and Financial Highlights.
(c)	Represents the 7-day yield.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statement and Financial Highlights.

2	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Schedule of Investments

April 30, 2026

Shares		Value (Note 2)
COMMON STOCKS: 98.30%
Communications: 1.11%
Internet: 1.11%
4,053	Shopify, Inc., Class A(a)	$490,940

Consumer, Non-cyclical: 2.10%
Commercial Services: 2.10%
6,520	Affirm Holdings, Inc.(a)	419,105
6,378	Sezzle, Inc.(a)	507,689
		926,794

Financial Services: 85.17%
Banks: 60.74%
4,442	Ameris Bancorp	378,681
22,197	Axos Financial, Inc.(a)	2,140,679
32,889	Bancorp, Inc.(a)	1,967,749
10,435	Bank7 Corp.	448,079
5,156	CNB Financial Corp.	156,639
20,589	Coastal Financial Corp.(a)	1,556,940
28,254	Customers Bancorp, Inc.(a)	2,154,933
6,314	East West Bancorp, Inc.	798,532
18,513	Esquire Financial Holdings, Inc.	1,946,087
54,364	Finwise Bancorp(a)	845,360
10,289	Five Star Bancorp	416,190
4,478	GBank Financial Holdings, Inc.(a)	131,877
60,462	Mechanics Bancorp	892,721
23,069	Metropolitan Bank Holding Corp.	2,038,146
27,293	MVB Financial Corp.	713,166
17,006	Northeast Bancorp	2,114,696
21,450	Pathward Financial, Inc.	1,862,718
14,343	Pinnacle Financial Partners, Inc.	1,419,096
3,676	Private Bancorp of America, Inc.(a)	276,251
13,110	QCR Holdings, Inc.	1,185,406
13,306	Seacoast Banking Corp. of Florida	418,740
19,108	Third Coast Bancshares, Inc.(a)	713,493
11,471	Western Alliance Bancorp	935,345
8,733	Wintrust Financial Corp	1,314,928
		26,826,452

Banks: Diversified: 2.58%
7,000	First Busey Corp.	183,400
4,373	Mid Penn Bancorp, Inc.	144,178
4,256	UMB Financial Corp.	536,980
6,277	United Bankshares, Inc.	274,995
		1,139,553

Computer Services: 0.20%
16,576	Opendoor Technologies, Inc.(a)	89,179

Consumer Lending: 8.01%
6,371	Enova International, Inc.(a)	1,079,311
115,983	LendingClub Corp.(a)	1,979,830
Shares		Value (Note 2)
Consumer Lending (continued)
50,132	OppFi, Inc.(a)	$476,755
		3,535,896

Diversified Finan Serv: 2.65%
11,558	BitMine Immersion Technologies, Inc.	247,341
2,478	Dave, Inc.(a)	673,991
2,500	Miami International Holdings, Inc.(a)	116,225
5,763	Perella Weinberg Partners	131,051
		1,168,608

Insurance: 5.71%
11,624	American Integrity Insurance Group, Inc.	227,831
7,410	Ategrity Specialty Holdings LLC(a)	140,790
8,914	Bowhead Specialty Holdings, Inc.(a)	211,975
55,248	Neptune Insurance Holdings, Inc.(a)	1,388,382
10,211	Skyward Specialty Insurance Group, Inc.(a)	464,090
4,900	TWFG, Inc.(a)	91,042
		2,524,110

Investment Services: 0.53%
1,251	Coinbase Global, Inc., Class A(a)	234,900

Mortgage Finance: 0.95%
28,548	Rocket Cos., Inc.(a)	417,372

Open End And Misc Investment Vehicles: 1.16%
30,950	Trinity Capital, Inc.	514,079

Property And Casualty Insurance: 2.24%
3,718	Palomar Holdings, Inc.(a)	447,573
56,315	Porch Group, Inc.(a)	542,313
		989,886

Real Estate: 0.40%
23,156	Compass, Inc.(a)	175,291

Materials & Processing: 1.39%
Aluminum: 1.39%
28,159	Real Industry, Inc.(a)	616,400

Technology: 8.53%
Computers: 2.21%
27,860	Figure Technology Solutions, Inc.(a)	977,886

Internet: 2.56%
15,504	Robinhood Markets, Inc.(a)	1,130,087

Software: 3.76%
2,604	Appfolio, Inc., Class A(a)	435,102
5,000	Bullish(a)	188,650

Annual Report | April 30, 2026	3

Emerald Finance & Banking Innovation Fund	Schedule of Investments

April 30, 2026

Shares		Value (Note 2)
Software (continued)
74,640	Pagaya Technologies, Ltd.(a)	$1,036,750
		1,660,502

	Total Common Stocks
	(Cost $31,659,661)	43,417,935

RIGHTS AND WARRANTS: 0.00%
552	Opendoor Technologies, Inc. Series K, Strike Price $9.00, Expiration Date 11/20/2026	420
552	Opendoor Technologies, Inc. Series A, Strike Price $13.00, Expiration Date 11/20/2026	224
552	Opendoor Technologies, Inc. Series Z, Strike Price $17.00, Expiration Date 11/20/2026	213

	Total Rights and Warrants
	(Cost $0)	857

SHORT TERM INVESTMENTS: 1.38%
607,541	First American Government Obligations Fund, Class X 3.548%(b)	607,541

	Total Short Term Investments
	(Cost $607,541)	607,541

Total Investments: 99.68%
(Cost $32,267,202)		44,026,333

Other Assets In Excess Of Liabilities: 0.32%		140,702
Net Assets: 100.00%		$44,167,035

(a)	Non-income producing security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statement and Financial Highlights.

4	www.emeraldmutualfunds.com

Emerald Funds	Statements of Assets and Liabilities

April 30, 2026

	Emerald Growth Fund	Emerald Finance & Banking Innovation Fund
ASSETS:
Unaffiliated investments, at value	$1,345,346,715	$44,026,333
Affiliated investments, at value	75,937,256	–
Receivable for investments sold	1,826,453	209,090
Receivable for shares sold	1,424,670	157
Receivable due from advisor	87,324	17,242
Dividends receivable	57,867	4,744
Other assets	31,213	13,219
Total Assets	1,424,711,498	44,270,785
LIABILITIES:
Payable for investments purchased	14,559,752	–
Payable for shares redeemed	1,038,320	7,106
Investment advisory fees payable	567,220	19,794
Payable to fund accounting and administration	52,300	8,017
Payable for distribution and service fees	362,228	10,147
Payable for trustee fees and expenses	17,851	3,770
Payable for transfer agency fees	225,487	16,939
Payable for chief compliance officer fee	22,898	498
Payable for principal financial officer fee	5,702	118
Payable for professional fees	93,512	24,530
Accrued expenses and other liabilities	103,655	12,831
Total Liabilities	17,048,925	103,750
NET ASSETS	$1,407,662,573	$44,167,035
NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$740,795,368	$84,130,210
Total distributable earnings/(accumulated losses)	666,867,205	(39,963,175)
NET ASSETS	$1,407,662,573	$44,167,035
UNAFFILIATED INVESTMENTS, AT COST	$832,068,639	$32,267,202
AFFILIATED INVESTMENTS, AT COST	$31,078,469	$–
PRICING OF SHARES
Class A: (a)
Net Asset Value, offering and redemption price per share	$31.65	$30.77
Net Assets	$99,614,342	$17,693,359
Shares of beneficial interest outstanding	3,147,515	574,968
Maximum offering price per share (NAV/.9525, based on maximum sales charge of 4.75% of the offering price)	$33.23	$32.31
Class C: (a)
Net Asset Value, offering and redemption price per share	$19.29	$24.48
Net Assets	$3,404,654	$1,085,617
Shares of beneficial interest outstanding	176,489	44,347
Institutional Class:
Net Asset Value, offering and redemption price per share	$35.44	$32.58
Net Assets	$1,189,363,729	$20,181,265
Shares of beneficial interest outstanding	33,559,894	619,420
Investor Class:
Net Asset Value, offering and redemption price per share	$31.16	$28.80
Net Assets	$115,279,848	$5,206,794
Shares of beneficial interest outstanding	3,699,086	180,790

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Funds’ Prospectus.

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2026	5

Emerald Funds	Statements of Operations

For the Year Ended April 30, 2026

	Emerald Growth Fund	Emerald Finance & Banking Innovation Fund
INVESTMENT INCOME:
Dividends	$3,479,841	$503,463
Total Investment Income	3,479,841	503,463

EXPENSES:
Investment advisory fee (Note 6)	6,454,255	477,212
Recoupment of previously waived fees (Note 6)
Class A	–	45
Class C	–	86
Institutional Class	–	32
Investor Class	–	13
Administration fee	657,635	50,126
Custodian fee	85,783	7,136
Professional fees	96,390	10,599
Transfer agent fee	205,765	73,060
Delegated transfer agent equivalent services fees
Class A	76,656	40,101
Class C	3,634	2,730
Institutional Class	144,403	6,408
Investor Class	1,265	42
Trustee fees and expenses	65,802	3,279
Registration/filing fees	66,551	38,698
Reports to shareholder and printing fees	92,049	4,509
Distribution and service fees
Class A	129,093	38,501
Class C	12,542	12,249
Institutional Class	464,793	–
Investor Class	368,923	18,950
Chief compliance officer fee	92,096	3,919
Principal financial officer fee	20,742	811
Other	18,855	–
Total expenses before waiver	9,057,232	788,506
Less fees waived/reimbursed by investment advisor (Note 6)	–	(16,182)
Less fees waived from investments in affiliated securities	(335,103)	–
Total Net Expenses	8,722,129	772,324
NET INVESTMENT INCOME/(LOSS):	(5,242,288)	(268,861)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	252,229,678	7,726,472
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	335,387,451	(598,958)
Net change in unrealized appreciation on affiliated investments	29,965,510	–
NET REALIZED AND UNREALIZED GAIN	617,582,639	7,127,514
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$612,340,351	$6,858,653

See Notes to Financial Statements and Financial Highlights.

6	www.emeraldmutualfunds.com

Emerald Growth Fund	Statements of Changes in Net Assets

	Year Ended April 30, 2026	Year Ended April 30, 2025
OPERATIONS:
Net investment loss	$(5,242,288)	$(4,098,852)
Net realized gain on investments	252,229,678	113,989,334
Net change in unrealized appreciation/(depreciation) on investments	365,352,961	(61,375,629)
Net increase in net assets resulting from operations	612,340,351	48,514,853
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total distributable earnings
Class A	(9,623,876)	(10,965,350)
Class C	(176,200)	(214,754)
Institutional Class	(101,021,637)	(100,636,791)
Investor Class	(12,011,782)	(11,496,905)
Net decrease in net assets from distributions	(122,833,495)	(123,313,800)
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	14,318,610	4,696,281
Issued to shareholders in reinvestment of distributions	8,866,390	10,156,397
Cost of shares redeemed	(13,559,327)	(31,990,354)
Net increase/(decrease) from share transactions	9,625,673	(17,137,676)
Class C
Proceeds from sale of shares	2,533,707	90,595
Issued to shareholders in reinvestment of distributions	172,758	203,737
Cost of shares redeemed	(648,109)	(408,482)
Net increase/(decrease) from share transactions	2,058,356	(114,150)
Institutional Class
Proceeds from sale of shares	308,999,090	153,664,984
Issued to shareholders in reinvestment of distributions	88,693,037	86,156,955
Cost of shares redeemed	(293,682,180)	(282,853,318)
Net increase/(decrease) from share transactions	104,009,947	(43,031,379)
Investor Class
Proceeds from sale of shares	35,728,735	24,774,192
Issued to shareholders in reinvestment of distributions	2,826,800	2,739,608
Cost of shares redeemed	(41,817,312)	(18,588,600)
Net increase/(decrease) from share transactions	(3,261,777)	8,925,200
Net increase/(decrease) in net assets	$601,939,055	$(126,156,952)
NET ASSETS:
Beginning of year	805,723,518	931,880,470
End of year	$1,407,662,573	$805,723,518

Annual Report | April 30, 2026	7

Emerald Growth Fund	Statements of Changes in Net Assets

	Year Ended April 30, 2026	Year Ended April 30, 2025
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	517,316	198,008
Distributions reinvested	364,333	437,193
Redeemed	(512,589)	(1,368,179)
Net increase/(decrease) in shares outstanding	369,060	(732,978)
Class C
Sold	142,915	5,300
Distributions reinvested	11,413	12,965
Redeemed	(41,134)	(25,131)
Net increase/(decrease) in shares outstanding	113,194	(6,866)
Institutional Class
Sold	10,339,293	5,997,751
Distributions reinvested	3,267,883	3,375,819
Redeemed	(9,955,251)	(10,820,447)
Net increase/(decrease) in shares outstanding	3,651,925	(1,446,877)
Investor Class
Sold	1,322,430	1,104,864
Distributions reinvested	118,687	119,193
Redeemed	(1,627,597)	(806,866)
Net increase/(decrease) in shares outstanding	(186,480)	417,191

See Notes to Financial Statements and Financial Highlights.

8	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Statements of Changes in Net Assets

	Year Ended April 30, 2026	Year Ended April 30, 2025
OPERATIONS:
Net investment loss	$(268,861)	$(44,368)
Net realized gain on investments	7,726,472	5,221,007
Net change in unrealized appreciation/(depreciation) on investments	(598,958)	5,274,830
Net increase in net assets resulting from operations	6,858,653	10,451,469
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total distributable earnings
Class A	–	(464,793)
Class C	–	(68,122)
Institutional Class	–	(412,309)
Investor Class	–	(158,612)
Net decrease in net assets from distributions	–	(1,103,836)
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	976,820	946,595
Issued to shareholders in reinvestment of distributions	–	387,241
Cost of shares redeemed	(4,438,225)	(6,240,120)
Net decrease from share transactions	(3,461,405)	(4,906,284)
Class C
Proceeds from sale of shares	33,556	35,627
Issued to shareholders in reinvestment of distributions	–	58,912
Cost of shares redeemed	(950,007)	(1,321,772)
Net decrease from share transactions	(916,451)	(1,227,233)
Institutional Class
Proceeds from sale of shares	3,158,412	4,317,829
Issued to shareholders in reinvestment of distributions	–	392,786
Cost of shares redeemed	(5,793,787)	(6,285,786)
Net decrease from share transactions	(2,635,375)	(1,575,171)
Investor Class
Proceeds from sale of shares	327,042	459,462
Issued to shareholders in reinvestment of distributions	–	139,951
Cost of shares redeemed	(1,726,557)	(2,219,591)
Net decrease from share transactions	(1,399,515)	(1,620,178)
Net increase/(decrease) in net assets	$(1,554,093)	$18,767
NET ASSETS:
Beginning of year	45,721,128	45,702,361
End of year	$44,167,035	$45,721,128

Annual Report | April 30, 2026	9

Emerald Finance & Banking Innovation Fund	Statements of Changes in Net Assets

	Year Ended April 30, 2026	Year Ended April 30, 2025
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	32,493	34,186
Distributions reinvested	–	16,903
Redeemed	(142,499)	(234,243)
Net decrease in shares outstanding	(110,006)	(183,154)
Class C
Sold	1,324	1,655
Distributions reinvested	–	3,195
Redeemed	(39,579)	(61,681)
Net decrease in shares outstanding	(38,255)	(56,831)
Institutional Class
Sold	97,749	152,517
Distributions reinvested	–	16,298
Redeemed	(179,385)	(228,295)
Net decrease in shares outstanding	(81,636)	(59,480)
Investor Class
Sold	11,337	18,609
Distributions reinvested	–	6,525
Redeemed	(59,255)	(88,699)
Net decrease in shares outstanding	(47,918)	(63,565)

See Notes to Financial Statements and Financial Highlights.

10	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	CLASS A
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$20.33	$22.66	$21.00	$23.23	$36.29
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.17)	(0.15)	(0.11)	(0.12)	(0.12)
Net realized and unrealized gain/(loss) on investments	14.92	1.16	3.22	(0.33)	(7.38)
Total from Investment Operations	14.75	1.01	3.11	(0.45)	(7.50)

LESS DISTRIBUTIONS:
From investment income	–	(0.73)	–	–	–
From capital gains	(3.43)	(2.61)	(1.45)	(1.78)	(5.56)
Total Distributions	(3.43)	(3.34)	(1.45)	(1.78)	(5.56)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	11.32	(2.33)	1.66	(2.23)	(13.06)
NET ASSET VALUE, END OF PERIOD	$31.65	$20.33	$22.66	$21.00	$23.23

TOTAL RETURN(b)	78.31%	3.09%	15.07%	(2.39)%	(23.19)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$99,614	$56,476	$79,554	$82,009	$118,082
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.63)%	(0.62)%	(0.53)%	(0.55)%	(0.39)%
Operating expenses excluding reimbursement/waiver	0.98%	1.04%	1.10%	1.13%	1.03%
Operating expenses including reimbursement/waiver	0.95%	1.02%	1.10%	1.13%	1.03%
PORTFOLIO TURNOVER RATE	54%	45%	51%	62%	38%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2026	11

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	CLASS C
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$13.49	$16.06	$15.37	$17.56	$29.09
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.24)	(0.21)	(0.18)	(0.19)	(0.26)
Net realized and unrealized gain/(loss) on investments	9.47	0.92	2.32	(0.22)	(5.71)
Total from Investment Operations	9.23	0.71	2.14	(0.41)	(5.97)

LESS DISTRIBUTIONS:
From investment income	–	(0.67)	–	–	–
From capital gains	(3.43)	(2.61)	(1.45)	(1.78)	(5.56)
Total Distributions	(3.43)	(3.28)	(1.45)	(1.78)	(5.56)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	5.80	(2.57)	0.69	(2.19)	(11.53)
NET ASSET VALUE, END OF PERIOD	$19.29	$13.49	$16.06	$15.37	$17.56

TOTAL RETURN(b)	76.95%	2.45%	14.23%	(3.00)%	(23.71)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$3,405	$854	$1,127	$7,255	$11,668
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.43)%	(1.27)%	(1.14)%	(1.19)%	(1.02)%
Operating expenses excluding reimbursement/waiver	1.79%	1.69%	1.76%	1.78%	1.68%
Operating expenses including reimbursement/waiver	1.76%	1.68%	1.76%	1.78%	1.68%
PORTFOLIO TURNOVER RATE	54%	45%	51%	62%	38%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.

See Notes to Financial Statements and Financial Highlights.

12	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INSTITUTIONAL CLASS
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$22.41	$24.67	$22.68	$24.88	$38.32
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.13)	(0.10)	(0.05)	(0.06)	(0.02)
Net realized and unrealized gain/(loss) on investments	16.59	1.23	3.49	(0.36)	(7.86)
Total from Investment Operations	16.46	1.13	3.44	(0.42)	(7.88)

LESS DISTRIBUTIONS:
From investment income	–	(0.78)	–	–	–
From capital gains	(3.43)	(2.61)	(1.45)	(1.78)	(5.56)
Total Distributions	(3.43)	(3.39)	(1.45)	(1.78)	(5.56)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	13.03	(2.26)	1.99	(2.20)	(13.44)
NET ASSET VALUE, END OF PERIOD	$35.44	$22.41	$24.67	$22.68	$24.88

TOTAL RETURN	78.71%	3.29%	15.42%	(2.10)%	(22.94)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$1,189,364	$670,357	$773,394	$728,115	$732,429
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.43)%	(0.37)%	(0.22)%	(0.24)%	0.06%
Operating expenses excluding reimbursement/waiver	0.78%	0.80%	0.79%	0.82%	0.72%
Operating expenses including reimbursement/waiver	0.75%	0.78%	0.79%	0.82%	0.72%
PORTFOLIO TURNOVER RATE	54%	45%	51%	62%	38%

(a)	Per share amounts are based upon average shares outstanding.

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2026	13

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INVESTOR CLASS
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$20.08	$22.43	$20.81	$23.05	$36.07
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.20)	(0.17)	(0.12)	(0.12)	(0.14)
Net realized and unrealized gain/(loss) on investments	14.71	1.15	3.19	(0.34)	(7.32)
Total from Investment Operations	14.51	0.98	3.07	(0.46)	(7.46)

LESS DISTRIBUTIONS:
From investment income	–	(0.72)	–	–	–
From capital gains	(3.43)	(2.61)	(1.45)	(1.78)	(5.56)
Total Distributions	(3.43)	(3.33)	(1.45)	(1.78)	(5.56)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	11.08	(2.35)	1.62	(2.24)	(13.02)
NET ASSET VALUE, END OF PERIOD	$31.16	$20.08	$22.43	$20.81	$23.05

TOTAL RETURN	78.08%	2.96%	15.01%	(2.44)%	(23.22)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$115,280	$78,037	$77,806	$73,777	$77,823
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.77)%	(0.73)%	(0.57)%	(0.59)%	(0.44)%
Operating expenses excluding reimbursement/waiver	1.12%	1.15%	1.14%	1.17%	1.07%
Operating expenses including reimbursement/waiver	1.08%	1.13%	1.14%	1.17%	1.07%
PORTFOLIO TURNOVER RATE	54%	45%	51%	62%	38%

(a)	Per share amounts are based upon average shares outstanding.

See Notes to Financial Statements and Financial Highlights.

14	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	CLASS A
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$26.83	$22.25	$18.75	$31.99	$51.56
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.22)	(0.04)	0.35	0.13	0.84
Net realized and unrealized gain/(loss) on investments	4.16	5.18	3.15	(13.37)	(14.81)
Total from Investment Operations	3.94	5.14	3.50	(13.24)	(13.97)

LESS DISTRIBUTIONS:
From investment income	–	(0.56)	–	–	(3.37)
From capital gains	–	–	–	–	(1.37)
Tax return of capital	–	–	–	–	(0.86)
Total Distributions	–	(0.56)	–	–	(5.60)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.94	4.58	3.50	(13.24)	(19.57)
NET ASSET VALUE, END OF PERIOD	$30.77	$26.83	$22.25	$18.75	$31.99

TOTAL RETURN(b)	14.69%	23.53%	18.67%	(41.40)%	(30.58)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$17,693	$18,377	$19,312	$19,949	$43,448
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.79)%	(0.15)%	1.65%	0.52%	1.70%
Operating expenses excluding reimbursement/waiver	1.87%	1.79%	1.77%	1.82%	1.78%
Operating expenses including reimbursement/waiver	1.84%	1.79%	1.77%	1.82%	1.48%
PORTFOLIO TURNOVER RATE	63%	32%	56%	88%	94%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2026	15

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	CLASS C
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$21.49	$18.01	$15.27	$26.23	$43.35
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.32)	(0.16)	0.21	(0.05)	0.40
Net realized and unrealized gain/(loss) on investments	3.31	4.17	2.53	(10.91)	(12.11)
Total from Investment Operations	2.99	4.01	2.74	(10.96)	(11.71)

LESS DISTRIBUTIONS:
From investment income	–	(0.53)	–	–	(3.27)
From capital gains	–	–	–	–	(1.37)
Tax return of capital	–	–	–	–	(0.77)
Total Distributions	–	(0.53)	–	–	(5.41)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.99	3.48	2.74	(10.96)	(17.12)
NET ASSET VALUE, END OF PERIOD	$24.48	$21.49	$18.01	$15.27	$26.23

TOTAL RETURN(b)	13.91%	22.75%	17.94%	(41.77)%	(31.05)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$1,086	$1,775	$2,511	$4,521	$12,600
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(1.37)%	(0.76)%	1.25%	(0.27)%	0.98%
Operating expenses excluding reimbursement/waiver	2.46%	2.44%	2.43%	2.46%	2.43%
Operating expenses including reimbursement/waiver	2.46%	2.44%	2.43%	2.46%	2.13%
PORTFOLIO TURNOVER RATE	63%	32%	56%	88%	94%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.

See Notes to Financial Statements and Financial Highlights.

16	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INSTITUTIONAL CLASS
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$28.28	$23.38	$19.62	$33.38	$53.48
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.10)	0.03 (b)	0.47	0.17	1.00
Net realized and unrealized gain/(loss) on investments	4.40	5.45	3.29	(13.93)	(15.39)
Total from Investment Operations	4.30	5.48	3.76	(13.76)	(14.39)

LESS DISTRIBUTIONS:
From investment income	–	(0.58)	–	–	(3.53)
From capital gains	–	–	–	–	(1.37)
Tax return of capital	–	–	–	–	(0.81)
Total Distributions	–	(0.58)	–	–	(5.71)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.30	4.90	3.76	(13.76)	(20.10)
NET ASSET VALUE, END OF PERIOD	$32.58	$28.28	$23.38	$19.62	$33.38

TOTAL RETURN	15.21%	23.85%	19.16%	(41.21)%	(30.32)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$20,181	$19,828	$17,781	$30,063	$86,196
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.31)%	0.10%	2.09%	0.68%	1.95%
Operating expenses excluding reimbursement/waiver	1.36%	1.53%	1.43%	1.48%	1.44%
Operating expenses including reimbursement/waiver	1.36%	1.53%	1.43%	1.48%	1.13%
PORTFOLIO TURNOVER RATE	63%	32%	56%	88%	94%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2026	17

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INVESTOR CLASS
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$25.10	$20.87	$17.59	$30.03	$48.76
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.21)	(0.06)	0.34	0.10	0.73
Net realized and unrealized gain/(loss) on investments	3.91	4.85	2.94	(12.54)	(13.85)
Total from Investment Operations	3.70	4.79	3.28	(12.44)	(13.12)

LESS DISTRIBUTIONS:
From investment income	–	(0.56)	–	–	(3.10)
From capital gains	–	–	–	–	(1.37)
Tax return of capital	–	–	–	–	(1.14)
Total Distributions	–	(0.56)	–	–	(5.61)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.70	4.23	3.28	(12.44)	(18.73)
NET ASSET VALUE, END OF PERIOD	$28.80	$25.10	$20.87	$17.59	$30.03

TOTAL RETURN	14.74%	23.39%	18.65%	(41.43)%	(30.60)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$5,207	$5,741	$6,099	$8,129	$18,881
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.72)%	(0.24)%	1.71%	0.47%	1.53%
Operating expenses excluding reimbursement/waiver	1.78%	1.89%	1.80%	1.86%	1.81%
Operating expenses including reimbursement/waiver	1.78%	1.89%	1.80%	1.86%	1.51%
PORTFOLIO TURNOVER RATE	63%	32%	56%	88%	94%

(a)	Per share amounts are based upon average shares outstanding.

See Notes to Financial Statements and Financial Highlights.

18	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Emerald Growth Fund and Emerald Finance & Banking Innovation Fund (each a “Fund” and collectively, the “Funds”).

The Emerald Growth Fund seeks to achieve long-term growth through capital appreciation. The Emerald Finance & Banking Innovation Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. Each Fund’s Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenue and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities, warrants and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the valuation designee under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board.

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’ Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Annual Report | April 30, 2026	19

Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of April 30, 2026:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$1,306,270,077	$–	$–	$1,306,270,077
Mutual Fund	75,937,256	–	–	75,937,256
Short-Term Investments	39,076,638	–	–	39,076,638
TOTAL	$1,421,283,971	$–	$–	$1,421,283,971

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$43,417,935	$–	$–	$43,417,935
Rights and Warrants	857	–	–	857
Short-Term Investments	607,541	–	–	607,541
TOTAL	$44,026,333	$–	$–	$44,026,333

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the year ended April 30, 2026, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the year ended April 30, 2026.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. Foreign dividend income may be subject to foreign withholding taxes (a portion of which may be reclaimable). Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Warrants: The Funds may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable

20	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Funds’ entire investment therein).

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees) and shareholder servicing fees, are charged directly to that Fund or share class. All expenses of a Fund, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Expenses that are common to the Funds generally are allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Code, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Funds will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to equalization, prior year post financial statement true-up tax adjustments, and net operating losses. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

	Distributable earnings	Paid-in Capital
Emerald Growth Fund	$(13,045,623)	$13,045,623
Emerald Finance & Banking Innovation Fund	153,483	(153,483)

Annual Report | April 30, 2026	21

Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

Tax Basis of Investments: As of April 30, 2026, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/(Depreciation) of Foreign Currency	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Emerald Growth Fund	$595,588,111	$(39,415,554)	$–	$556,172,557	$865,111,414
Emerald Finance & Banking Innovation Fund	13,551,467	(2,009,826)	2,376	11,544,017	32,484,692

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

Components of Distributable Earnings: As of April 30, 2026, components of distributable earnings were as follows:

	Emerald Growth Fund	Emerald Finance & Banking Innovation Fund
Undistributed ordinary income	$12,644,718	$–
Accumulated capital gains/(losses)	98,049,930	(51,347,437)
Net unrealized appreciation on investments	556,172,557	11,544,017
Other cumulative effect of timing differences	–	(159,755)
Total	$666,867,205	$(39,963,175)

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax character of distributions paid for the year ending April 30, 2026 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Emerald Growth Fund	$–	$122,833,495	$–
Emerald Finance & Banking Innovation Fund	–	–	–

The tax character of distributions paid for the year ending April 30, 2025 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Emerald Growth Fund	$28,023,772	$95,290,028	$–
Emerald Finance & Banking Innovation Fund	1,103,836	–	–

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of April 30, 2026, the Emerald Finance & Banking Innovation Fund elects to carry forward $51,347,437 in short-term capital losses to the next tax year.

During the fiscal year ended April 30, 2026, the Emerald Finance & Banking Innovation Fund utilized capital losses carried forward from the prior fiscal year in the amount of $7,720,357.

The Emerald Finance & Banking Innovation Fund elects to defer late year ordinary losses in the amount of $159,755 to the fiscal year ended April 30, 2027.

Accounting Standards ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Funds’ financial statements.

The amount of foreign withholding taxes paid during the year ended April 30, 2026 is not material and accordingly, a disclosure of income taxes paid for the year ended April 30, 2026, is not presented.

22	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the year ended April 30, 2026 was as follows:

	Cost of Investments	Proceeds from
Funds	Purchased	Investments Sold
Emerald Growth Fund	$590,524,523	$620,894,351
Emerald Finance & Banking Innovation Fund	29,092,393	38,046,188

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchaser’s ownership of the shares. Shares have no pre-emptive rights.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Funds pay the Adviser fees for the services and facilities it provides payable on a monthly basis at the annual rate set forth below of the Funds’ average daily net assets. The management fee is paid on a monthly basis.

Emerald Growth Fund

Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Finance & Banking Innovation Fund

Average Total Net Assets	Contractual Fee
Up to and including $100M	1.00%
Over $100M	0.90%

The Adviser has contractually agreed to limit each Fund’s total annual operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) set forth to the annual shares (as percentages of a Funds average daily net assets) in the following table for Class A, Class C, Institutional Class, and Investor Class shares.

With respect to the Emerald Finance & Banking Innovation Fund, this agreement (the “2026 Expense Agreement”) is in effect from September 1, 2025 through August 31, 2026. The prior expense agreement for the Emerald Finance & Banking Innovation Fund was in effect from September 1, 2024 through August 31, 2025.

With respect to the Emerald Growth Fund, this agreement (this agreement, together with the 2026 Expense Agreement, the “Expense Agreements”) is in effect from October 30, 2024 through August 31, 2026.

The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreements to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fees and expenses were deferred. The Adviser may not discontinue these waivers, prior to the expiration

Annual Report | April 30, 2026	23

Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

of their terms, without the approval by the Funds’ Board, for all Funds. Fees waived/reimbursed by the Adviser for the year ended April 30, 2026 are disclosed in the Statements of Operations.

In addition, the Adviser has contractually agreed to waive and/or reimburse Class A, Class C, Institutional Class and Investor Class shares of the Emerald Growth Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by the Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. This waiver is effective as of October 30, 2024, and shall continue until modified or discontinued by the Board of Trustees of the Trust. See Statement of Operations for amount of fees waived by Adviser.

Emerald Growth Fund

Class A	Class C	Institutional Class	Investor Class
1.29%	1.94%	0.99%	1.34%

Emerald Finance & Banking Innovation Fund

Class A	Class C	Institutional Class	Investor Class
1.84%	2.49%	1.54%	1.89%

For the year ended April 30, 2026, the fee waivers/reimbursements and recoupments of past waived fees were as follows:

Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Past Waived Fees By Adviser
Emerald Finance & Banking Innovation Fund
Class A	$15,476	$45
Class C	626	86
Institutional Class	67	32
Investor Class	13	13

As of April 30, 2026, the balances of recoupable expenses for the Emerald Finance & Banking Innovation Fund were as follows:

Fund	Expires 2029
Emerald Finance & Banking Innovation Fund
Class A	$15,476
Class C	626
Institutional Class	67
Investor Class	13

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the year ended April 30, 2026 are disclosed in the Statements of Operations.

The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the year ended April 30, 2026 are disclosed in the Statements of Operations.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Compliance service fees paid by the Funds for the year ended April 30, 2026 are disclosed in the Statements of Operations.

Principal Financial Officer: ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Funds for the year ended April 30, 2026 are disclosed in the Statements of Operations.

24	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Each Fund has adopted a separate Distribution and Services Plan (each a “Plan” and collectively, the “Plans”) pursuant to Rule 12b-1 of the 1940 Act. The Plans allow each Fund, as applicable, to use each Fund’s assets to pay fees in connection with the distribution and marketing of the Funds’ shares and/or the provision of shareholder services to the Funds’ shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of each Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plans permit each Fund to make total payments at an annual rate of up to 0.35%, 0.75% and 0.25% of the average daily net asset value of Class A, Class C and Investor Class, respectively. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of an investment in the Funds, and Plan fees may cost an investor more than other types of sales charges.

Each Fund, has adopted a Shareholder Services Plan (a “Shareholder Services Plan”) with respect to its Class C, Institutional Class and Investor Class shares. Under the Shareholder Services Plan, a Fund is authorized to compensate certain financial intermediaries, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (the “Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25%, 0.05% and 0.15% of the average daily net asset value of Class C, Institutional Class and Investor Class, respectively, of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Fees recaptured pursuant to the Shareholder Services Plan for the year ended April 30, 2026, are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

Trustees: The fees and expenses of the Trustees of the Board are presented in the Statements of Operations for the year ended April 30, 2026.

Effective January 1, 2026, all Trustees receive a quarterly retainer of $29,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees also receive $3,000 for each non-quarterly special Board meeting attended and $3,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. Prior to January 1, 2026, all Trustees received a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. In addition, Trustees received $5,000 for each non-quarterly special Board meeting attended and $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held.

The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Annual Report | April 30, 2026	25

Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

8. TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Emerald Growth Fund during the year ended April 30, 2026. The Emerald Finance & Banking Innovation Fund had no transactions with affiliates during the year ended April 30, 2026.

	FAIR VALUE			CHANGE IN		FAIR VALUE	SHARE BALANCE
	AS OF APRIL 30,			UNREALIZED	REALIZED	AS OF APRIL	AS OF APRIL
SECURITY NAME	2025	PURCHASES	SALES	GAIN/(LOSS)	GAIN/(LOSS)	30, 2026	30, 2026	DIVIDENDS
F/m Emerald Life Sciences Innovation ETF	$45,971,746	$–	$–	$29,965,510	$–	$75,937,256	1,997,035	$–
Total	$45,971,746	$–	$–	$29,965,510	$–	$75,937,256	1,997,035	$–

9. SUBSEQUENT EVENTS

The Board of the Trust, based upon the recommendation of the Advisor, approved the proposed reorganization of the Emerald Growth Fund (the “Fund”) into a correspondingly named series of The RBB Fund Inc. (the “New Fund”), on April 17, 2025, subject to the approval of the shareholders of the existing Fund (the “Reorganization”).

Shareholders of the Fund approved the Reorganization at a special shareholder meeting held on March 27, 2026. The Reorganization occurred after the close of business on June 5, 2026.

The Board of the Trust, based upon the recommendation of the Advisor, approved the proposed reorganization of the Emerald Finance & Banking Innovation Fund (the “Fund”) into the Emerald Banking & Finance Evolution Fund, a series of The RBB Fund Inc. (the “New Fund”), on April 17, 2025, subject to the approval of the shareholders of the existing Fund (the “Reorganization”). The Trust will hold shareholder meetings on July 2, 2026, as may be adjourned, at which shareholders of the Fund will be asked to consider and vote on the Reorganization.

26	www.emeraldmutualfunds.com

Emerald Funds	Report of Independent Registered Public Accounting Frim

To the Shareholders and Board of Trustees of Financial Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Emerald Funds comprising Emerald Growth Fund and Emerald Finance & Banking Innovation Fund (the “Funds”), each a series of Financial Investors Trust, as of April 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended April 30, 2023, and prior, were audited by other auditors whose report dated June 29, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 25, 2026

Annual Report | April 30, 2026	27

Emerald Funds	Tax Designation

April 30, 2026 (Unaudited)

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income (QDI)	Dividends Received Deduction (DRD)
Emerald Growth Fund	0.00%	0.00%
Emerald Finance & Banking Innovation Fund	0.00%	0.00%

In early 2026, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Emerald Growth Fund and the Emerald Finance & Banking Innovation Fund designated $122,833,495 and $0 respectively, as long-term capital gain dividends.

28	www.emeraldmutualfunds.com

Emerald Funds	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

April 30, 2026 (Unaudited)

Not applicable for this reporting period.

Annual Report | April 30, 2026	29

Emerald Funds	Proxy Disclosures for Open-End Management Investment Companies

April 30, 2026 (Unaudited)

A Special Meeting of Shareholders of the Emerald Growth Fund, a series of the Trust, was held on May 29, 2026. At the meeting, the following matters were voted on by the Shareholders. The results of the Special Meeting of Shareholders are noted below:

Proposal 1: To approve the Agreement and Plan of Reorganization by and among the Trust, on behalf the Emerald Growth Fund (the “Acquired Fund”), The RBB Fund, Inc. (“RBB”), on behalf of a correspondingly named newly formed series (the “Acquiring Fund”), and Emerald Mutual Fund Advisers Trust (“Emerald”), pursuant to which each Acquired Fund, as indicated below, will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the corresponding Acquiring Fund, in exchange for shares of a corresponding class of shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities and obligations of the Acquired Fund, in each case as described in the Agreement and Plan of Reorganization, followed by the distribution of the Acquiring Fund’s shares of each class to the Acquired Fund’s shareholders of the corresponding class in complete liquidation of the Acquired Fund (each, a “Reorganization”, and together, the “Reorganizations”).

Shares Voted in Favor	Shares Voted Against	Shares Withheld or Abstentions	Proposal Approved
16,598,913	320,171	777,826	Yes

30	www.emeraldmutualfunds.com

Emerald Funds	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

April 30, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the year ended April 30, 2026.

	Aggregate Regular Compensation from the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Total	$738,000	$–	$738,000

Annual Report | April 30, 2026	31

Emerald Funds	Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2026 (Unaudited)

On March 16, 2026, the Trustees met in person to discuss, among other things, the renewal of the Investment Advisory Agreement between Emerald Mutual Fund Advisers Trust (“Emerald”) and the Trust, with respect to the Emerald Finance & Banking Innovation Fund and the Emerald Growth Fund Fund (each an “Emerald Fund” and together the “Emerald Funds”), dated October 1, 2018 (the “Emerald Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. In renewing and approving the Emerald Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Emerald Funds:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee paid by the Trust, on behalf of the Emerald Funds, to Emerald of 1.00% of the Emerald Finance & Banking Innovation Fund’s daily average net assets up to and including $100 million and 0.90% in excess of $100 million and, for the Emerald Growth Fund, 0.75% of the daily average net assets up to and including $250 million, 0.65% in excess of $250 million and up to and including $500 million, 0.55% in excess of $500 million and up to and including $750 million, and 0.45% in excess of $750 million, in light of the extent and quality of the advisory services provided by Emerald to the Funds.

The Board received and considered information including a comparison of each of the Emerald Fund’s contractual advisory fees with those of funds in the expense peer group of comparable funds provided by an independent provider of investment company data (the “Data Provider”). With respect to the Emerald Growth Fund, the Trustees noted that the contractual advisory fee rate for each share class was lower than the Data Provider peer group median. With respect to the Emerald Finance & Banking Innovation Fund, the Trustees noted that the contractual advisory fee rate for each share class was higher than the Data Provider peer group median.

Total Net Expense Ratios: The Trustees further reviewed and considered that the total net expense ratio of each class of the Emerald Finance & Banking Innovation Fund was higher than the Data Provider peer group median, and that the total net expense ratio of each class of the Emerald Growth Fund was lower than the Data Provider peer group median.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the Emerald Funds under the Emerald Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by Emerald in its presentation, including its Form ADV and Code of Ethics, among other items.

The Trustees reviewed and considered Emerald’s investment advisory personnel, its history as an asset manager, and its performance. The Trustees also reviewed the research and decision-making processes utilized by Emerald, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Emerald Funds.

The Trustees considered the background and experience of Emerald’s management in connection with the Emerald Funds, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of each Emerald Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees determined that the nature, extent, and quality of services rendered by Emerald under the Emerald Investment Advisory Agreement with respect to each Emerald Fund were adequate.

Performance: The Trustees reviewed performance information for the Institutional Class, Class A, Class C, and Investor Class shares of Emerald Growth Fund and Emerald Finance & Banking Innovation Fund for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, ended December 31, 2025, including a comparison of each Emerald Fund’s performance to the performance of a group of comparable funds selected by the Data Provider.

The Trustees noted that each class of the Emerald Finance & Banking Innovation Fund had underperformed the Data Provider peer group median over each of the periods, except Class C had performance equal to the Data Provider peer group median for the one-year period.

The Trustees noted that each class of the Emerald Growth Fund had outperformed the Data provider peer group median over each period.

The Trustees also considered Emerald’s discussion of its reputation generally and its investment techniques, risk management controls, and decision-making processes.

The Trustees determined that each Emerald Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2025, as applicable, was adequate.

32	www.emeraldmutualfunds.com

Emerald Funds	Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2026 (Unaudited)

Comparable Accounts: The Trustees noted certain information provided by Emerald regarding fees charged to its other clients utilizing a strategy similar to that employed by one or more of the Emerald Funds. The Trustees determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Emerald’s other clients employing a comparable strategy to one or more of the Emerald Funds were not indicative of any unreasonableness with respect to the advisory fee payable to Emerald by the Funds.

Profitability: The Trustees received and considered a profitability analysis prepared by Emerald based on the fees payable under the Emerald Investment Advisory Agreement. The Trustees determined that the profit, if any, realized by Emerald in connection with the operation of any of the Emerald Funds is not unreasonable.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Emerald Funds will be passed along to the shareholders under the proposed agreements. With respect to possible economies of scale, the Board noted the existence of advisory fee breakpoints for each Emerald Fund, which operate generally to share any economies of scale with an Emerald Fund’s shareholders by reducing an Emerald Fund’s effective advisory fees as the Emerald Fund grows in size, and that the Expense Limitation Agreement between Emerald and the Trust, on behalf of each Emerald Fund limits costs to shareholders and provides a means of sharing potential economies of scale with the each Emerald Fund’s shareholders.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Emerald from its relationship with the Emerald Funds, including whether soft dollar arrangements were used. The Trustees concluded that there were no material other benefits accruing to Emerald from its relationship with the Emerald Funds at this time.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Emerald’s compensation for investment advisory services is consistent with the best interests of each of the Emerald Funds and their shareholders.

Annual Report | April 30, 2026	33

EMERALD
MUTUAL FUNDS
DRIVEN BY RESEARCH
SINCE 1992

EMERALD MUTUAL FUNDS
P.O. Box 219623
Kansas City, MO 64121
(855) 828-9909
www.emeraldmutualfunds.com

INVESTMENT ADVISER:
Emerald Mutual Fund Advisers Trust
P.O. Box 10666
Lancaster, PA 17605

Must be accompanied by or proceeded by a Prospectus.

The Emerald Mutual Funds are distributed by ALPS Distributors, Inc.

ANNUAL REPORT FINANCIAL STATEMENTS & OTHER INFORMATION

April 30, 2026

Seafarer Overseas Growth and Income Fund

Institutional Class SIGIX
Investor Class SFGIX
Retail Class SFGRX

Seafarer Overseas Value Fund

Institutional Class SIVLX
Investor Class SFVLX
Retail Class SFVRX

TABLE OF CONTENTS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments	3
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	17
Notes to Financial Statements and Financial Highlights	23
Report of Independent Registered Public Accounting Firm	33
Tax Designations	34
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	35
Proxy Disclosures for Open-End Management Investment Companies	36
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	37
Statement Regarding Basis for Approval of Investment Advisory Contract	38

Seafarer Overseas Growth and Income Fund	Schedule of Investments

April 30, 2026

Description	Currency	Shares	Value (Note 2)
COMMON STOCKS (97.0%)
Belgium (2.0%)
Anheuser-Busch InBev SA, ADR	USD	980,000	$74,039,000

Total Belgium			74,039,000

Brazil (8.6%)
Ambev SA, ADR	USD	27,000,000	78,840,000
Itau Unibanco Holding SA, ADR	USD	10,428,750	90,730,125
Odontoprev SA	BRL	6,500,000	19,899,834
Raia Drogasil SA	BRL	12,200,890	53,861,516
XP, Inc., ADR	USD	3,599,000	68,956,840

Total Brazil			312,288,315

China / Hong Kong (19.6%)
Alibaba Group Holding, Ltd.	HKD	1,661,900	27,389,797
ASM Pacific Technology, Ltd.	HKD	4,166,500	87,277,412
China Foods, Ltd.	HKD	98,314,000	46,442,617
DFI Retail Group Holdings, Ltd.	USD	14,249,000	59,560,820
Haitian International Holdings, Ltd.	HKD	18,000,000	48,836,589
Hongkong Land Holdings, Ltd.	USD	11,300,000	89,338,241
Jardine Matheson Holdings, Ltd.	USD	1,250,155	85,225,933
NARI Technology Co., Ltd.(a)	CNY	18,499,612	70,507,346
Pacific Basin Shipping, Ltd.	HKD	182,000,000	71,103,734
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	CNY	3,974,839	98,356,728
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	20,541,000	27,186,835

Total China / Hong Kong			711,226,052

Czech Republic (1.6%)
Moneta Money Bank AS	CZK	6,400,000	56,339,086

Total Czech Republic			56,339,086

France (1.4%)
Hermes International SCA	EUR	26,570	50,831,278

Total France			50,831,278

Hungary (3.3%)
Richter Gedeon Nyrt	HUF	2,825,000	119,157,765

Total Hungary			119,157,765

India (8.0%)
Computer Age Management Services, Ltd.	INR	7,221,385	56,545,586
HDFC Bank, Ltd., ADR	USD	1,148,000	29,170,680
HDFC Bank, Ltd.	INR	2,287,700	18,711,268
L&T Technology Services, Ltd.	INR	1,284,500	49,433,271
Petronet LNG, Ltd.	INR	16,950,000	49,594,630
Tata Motors Limited(a)	INR	3,000,000	13,107,896
Tata Motors Passenger Vehicles Limited	INR	3,000,000	10,847,213
UPL, Ltd.	INR	9,450,000	64,294,603

Total India			291,705,147

Annual Report – April 30, 2026	3

Seafarer Overseas Growth and Income Fund	Schedule of Investments

April 30, 2026

Description	Currency	Shares	Value (Note 2)
Indonesia (1.2%)
Bank Central Asia Tbk PT	IDR	133,000,000	$45,092,353

Total Indonesia			45,092,353

Mexico (3.9%)
Becle SAB de CV	MXN	33,980,000	27,524,802
Grupo Financiero Banorte SAB de CV, Class O	MXN	5,800,000	63,207,831
Wal-Mart de Mexico SAB de CV	MXN	16,372,000	51,763,206

Total Mexico			142,495,839

Peru (2.0%)
Credicorp, Ltd.	USD	219,000	70,993,230

Total Peru			70,993,230

Qatar (1.5%)
Qatar Gas Transport Co., Ltd.	QAR	47,313,950	55,617,607

Total Qatar			55,617,607

Singapore (6.6%)
DBS Group Holdings, Ltd.	SGD	1,650,000	76,082,601
Singapore Exchange, Ltd.	SGD	5,605,400	95,845,320
Venture Corp., Ltd.	SGD	5,341,900	68,183,633

Total Singapore			240,111,554

South Africa (1.6%)
Sanlam, Ltd.	ZAR	11,000,000	56,654,480

Total South Africa			56,654,480

South Korea (18.9%)
HD Hyundai Marine Solution Co., Ltd.	KRW	414,096	74,871,138
Hyundai Mobis Co., Ltd.	KRW	680,000	196,668,883
Samsung Biologics Co., Ltd.(a)	KRW	77,852	77,621,358
Samsung Electronics Co., Ltd.	KRW	1,050,000	158,117,073
Samsung SDI Co., Ltd.	KRW	371,838	176,105,073

Total South Korea			683,383,525

Taiwan (10.5%)
Accton Technology Corp.	TWD	2,391,000	175,108,722
Advantech Co., Ltd.	TWD	5,550,000	63,466,757
Delta Electronics, Inc.	TWD	1,330,000	93,266,871
Novatek Microelectronics Corp.	TWD	3,708,000	48,162,736

Total Taiwan			380,005,086

Thailand (0.8%)
Bangkok Dusit Medical Services PCL, Class F	THB	50,000,000	28,079,962

Total Thailand			28,079,962

4	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Schedule of Investments

April 30, 2026

Description	Currency	Shares	Value (Note 2)
United Arab Emirates (2.1%)
Adnoc Gas PLC	AED	42,000,000	$38,534,208
National Central Cooling Co. PJSC	AED	49,697,777	36,751,460

Total United Arab Emirates			75,285,668

United Kingdom (1.0%)
Mondi PLC	GBP	3,446,502	35,607,212

Total United Kingdom			35,607,212

Vietnam (2.4%)
PetroVietnam Gas JSC	VND	11,500,000	32,813,508
Vietnam Dairy Products JSC	VND	22,750,000	52,723,387

Total Vietnam			85,536,895

TOTAL COMMON STOCKS
(Cost $2,618,159,222)			3,514,450,054

Description	Currency	Shares	Value (Note 2)
PREFERRED STOCKS (1.8%)
South Korea (1.8%)
Samsung Electronics Co., Ltd.	KRW	600,000	64,760,357

Total South Korea			64,760,357

TOTAL PREFERRED STOCKS
(Cost $51,294,785)			64,760,357

TOTAL INVESTMENTS
(Cost $2,669,454,007) (98.8%)			3,579,210,411

Cash and Other Assets, Less Liabilities (1.2%)			42,614,732
NET ASSETS (100.0%)			$3,621,825,143

(a)	Non-income producing security.

ADR - American Depositary Receipt

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
EUR	-	European Union Euro
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
IDR	-	Indonesia Rupiah
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

Annual Report – April 30, 2026	5

Seafarer Overseas Growth and Income Fund	Schedule of Investments

April 30, 2026

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Industry Composition (Unaudited)
Apparel & Textile Products	1.4%
Asset Management	3.5%
Automotive	10.6%
Banking	12.4%
Beverages	6.3%
Biotech & Pharma	5.4%
Chemicals	1.8%
Containers & Packaging	1.0%
E-Commerce Discretionary	0.8%
Electric Utilities	1.0%
Electrical Equipment	1.9%
Food	1.5%
Health Care Facilities & Svcs	0.8%
Institutional Financial Svcs	2.6%
Insurance	0.5%
Machinery	1.3%
Medical Equipment & Devices	2.7%
Oil & Gas Producers	3.3%
Real Estate Owners & Developers	2.5%
Retail - Consumer Staples	4.6%
Retail - Discretionary	2.4%
Semiconductors	3.7%
Specialty Finance	1.6%
Technology Hardware	17.1%
Technology Services	1.4%
Transportation & Logistics	3.5%
Transportation Equipment	2.4%
Wholesale - Discretionary	0.8%
Cash and Other Assets, Less Liabilities	1.2%
Total Net Assets	100.0%

See Notes to Financial Statements and Financial Highlights.

6	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Schedule of Investments

April 30, 2026

Description	Currency	Shares	Value (Note 2)
COMMON STOCKS (91.8%)
Belgium (2.7%)
Anheuser-Busch InBev SA, ADR	USD	54,000	$4,079,700

Total Belgium			4,079,700

Brazil (11.4%)
Ambev SA, ADR	USD	1,069,000	3,121,480
Itau Unibanco Holding SA, ADR	USD	480,392	4,179,410
Odontoprev SA	BRL	1,150,000	3,520,740
Suzano SA, ADR	USD	365,000	3,237,550
XP, Inc., ADR	USD	172,000	3,295,520

Total Brazil			17,354,700

China / Hong Kong (22.9%)
China Foods, Ltd.	HKD	8,003,000	3,780,543
DFI Retail Group Holdings, Ltd.	USD	939,000	3,925,020
First Pacific Co., Ltd.	HKD	5,090,000	3,571,360
Hongkong Land Holdings, Ltd.	USD	745,000	5,889,999
Jardine Matheson Holdings, Ltd.	USD	67,475	4,599,925
Melco International Development, Ltd.(a)	HKD	7,801,500	4,268,788
Pacific Basin Shipping, Ltd.	HKD	9,211,000	3,598,552
Pico Far East Holdings, Ltd.	HKD	5,538,000	1,720,025
Shangri-La Asia, Ltd.	HKD	6,092,000	3,445,587

Total China / Hong Kong			34,799,799

Czech Republic (2.6%)
Moneta Money Bank AS	CZK	446,000	3,926,130

Total Czech Republic			3,926,130

Georgia (7.4%)
Georgia Capital PLC(a)	GBP	110,000	5,860,368
Lion Finance Group PLC	GBP	36,400	5,468,247

Total Georgia			11,328,615

India (5.5%)
HDFC Bank, Ltd.	INR	290,000	2,371,931
Petronet LNG, Ltd.	INR	920,000	2,691,862
Tata Motors Limited(a)	INR	99,000	432,561
Tata Motors Passenger Vehicles Limited	INR	99,000	357,958
UPL, Ltd.	INR	381,875	2,598,148

Total India			8,452,460

Mexico (3.6%)
Coca-Cola Femsa SAB de CV, ADR	USD	29,000	2,945,820
Grupo Financiero Banorte SAB de CV, Class O	MXN	232,000	2,528,313

Total Mexico			5,474,133

Peru (2.5%)
Credicorp, Ltd.	USD	11,900	3,857,623

Total Peru			3,857,623

Annual Report – April 30, 2026	7

Seafarer Overseas Value Fund	Schedule of Investments

April 30, 2026

Description	Currency	Shares	Value (Note 2)
Qatar (1.7%)
Qatar Gas Transport Co., Ltd.	QAR	2,160,000	$2,539,083

Total Qatar			2,539,083

Singapore (4.4%)
Genting Singapore, Ltd.	SGD	4,920,000	2,640,163
Wilmar International, Ltd.	SGD	1,399,000	3,990,472

Total Singapore			6,630,635

South Korea (12.1%)
HD Hyundai Marine Solution Co., Ltd.	KRW	14,000	2,531,287
Innocean Worldwide, Inc.	KRW	170,000	2,277,387
Samsung C&T Corp.	KRW	24,000	4,903,308
Samsung SDI Co., Ltd.	KRW	18,240	8,638,592

Total South Korea			18,350,574

Thailand (1.8%)
Siam Cement PCL	THB	381,000	2,815,240

Total Thailand			2,815,240

United Arab Emirates (6.5%)
Adnoc Gas PLC	AED	3,500,000	3,211,184
Fertiglobe PLC	AED	3,310,000	3,370,463
National Central Cooling Co. PJSC	AED	4,421,137	3,269,427

Total United Arab Emirates			9,851,074

United Kingdom (1.9%)
Mondi PLC	GBP	276,109	2,852,594

Total United Kingdom			2,852,594

Uruguay (2.3%)
Arcos Dorados Holdings, Inc., ADR	USD	400,000	3,568,000

Total Uruguay			3,568,000

Vietnam (2.5%)
PetroVietnam Technical Services Corp.	VND	2,626,936	3,787,652

Total Vietnam			3,787,652

TOTAL COMMON STOCKS
(Cost $102,378,336)			139,668,012

8	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Schedule of Investments

April 30, 2026

Description	Currency	Shares	Value (Note 2)
PREFERRED STOCKS (1.2%)
South Korea (1.2%)
Samsung C&T Corp.	KRW	13,800	$1,786,426

Total South Korea			1,786,426

TOTAL PREFERRED STOCKS
(Cost $1,903,771)			1,786,426

TOTAL INVESTMENTS
(Cost $104,282,107) (93.0%)			141,454,438

Cash and Other Assets, Less Liabilities (7.0%)			10,729,934
NET ASSETS (100.0%)			$152,184,372

(a)	Non-income producing security.

ADR - American Depositary Receipt

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
VND	-	Vietnam Dong

Annual Report – April 30, 2026	9

Seafarer Overseas Value Fund	Schedule of Investments

April 30, 2026

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Industry Composition (Unaudited)
Advertising & Marketing	1.5%
Asset Management	6.0%
Automotive	5.9%
Banking	14.8%
Beverages	9.2%
Chemicals	3.9%
Commercial Support Services	1.1%
Construction Materials	1.8%
Containers & Packaging	1.9%
Electric Utilities	2.1%
Engineering & Construction	4.4%
Food	5.0%
Forestry, Paper & Wood Products	2.1%
Insurance	2.3%
Leisure Facilities & Services	9.1%
Oil & Gas Producers	3.9%
Oil & Gas Services & Equipment	2.5%
Real Estate Owners & Developers	3.9%
Retail - Consumer Staples	2.6%
Retail - Discretionary	3.0%
Transportation & Logistics	4.0%
Transportation Equipment	2.0%
Cash and Other Assets, Less Liabilities	7.0%
Total Net Assets	100.0%

See Notes to Financial Statements and Financial Highlights.

10	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Statements of Assets and Liabilities

April 30, 2026

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
ASSETS:
Investments, at value	$3,579,210,411	$141,454,438
Cash	21,695,212	9,553,262
Foreign currency, at value (Cost $1,523,302 and $7,406, respectively)	1,522,580	7,403
Receivable for investments sold	10,838,229	–
Receivable for shares sold	1,834,335	225,683
Interest and dividends receivable	13,960,822	1,138,332
Prepaid expenses and other assets	57,560	5,084
Total Assets	3,629,119,149	152,384,202
LIABILITIES:
Payable for investments purchased	1,149,680	–
Payable for foreign capital gains tax	1,149,495	–
Payable for shares redeemed	2,172,439	10,625
Investment advisory fees payable	2,074,678	99,756
Administration fees payable	112,062	10,277
Shareholder service plan fees payable	160,063	6,561
Payable for chief compliance officer fees	5,219	5,219
Trustees’ fees and expenses payable	55,979	2,367
Payable for principal financial officer fees	1,585	1,585
Audit and tax fees payable	24,300	28,205
Accrued expenses and other liabilities	388,506	35,235
Total Liabilities	7,294,006	199,830
NET ASSETS	$3,621,825,143	$152,184,372
NET ASSETS CONSIST OF
Paid-in capital (Note 5)	$2,609,271,223	$108,117,451
Total distributable earnings	1,012,553,920	44,066,921
NET ASSETS	$3,621,825,143	$152,184,372
INVESTMENTS, AT COST	$2,669,454,007	$104,282,107

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$17.09	$18.77
Net Assets	$3,448,846,353	$149,844,026
Shares of beneficial interest outstanding	201,783,583	7,983,685
Investor Class:
Net Asset Value, offering and redemption price per share	$16.97	$18.68
Net Assets	$159,846,417	$718,880
Shares of beneficial interest outstanding	9,421,774	38,479
Retail Class:
Net Asset Value, offering and redemption price per share	$16.93	$18.65
Net Assets	$13,132,373	$1,621,466
Shares of beneficial interest outstanding	775,496	86,926

See Notes to Financial Statements and Financial Highlights.

Annual Report – April 30, 2026	11

Seafarer Funds	Statements of Operations

Year Ended April 30, 2026

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
INVESTMENT INCOME:
Dividends	$111,211,886	$4,872,667
Foreign taxes withheld	(7,825,743)	(203,676)
Interest and other income	1,740,854	254,977
Total investment income	105,126,997	4,923,968

EXPENSES:
Investment advisory fees (Note 7)	23,439,952	938,878
Administrative and transfer agency fees	730,456	96,415
Trustees’ fees and expenses	209,011	8,348
Registration/filing fees	93,020	53,666
Shareholder service plan fees
Institutional Class	1,438,448	58,343
Investor Class	206,175	–
Retail Class	16,599	1,380
Recoupment of previously waived fees (Note 7)
Institutional Class	–	43,568
Investor Class	–	1,089
Retail Class	–	40
Legal fees	72,151	3,199
Audit and tax fees	47,782	34,591
Reports to shareholders and printing fees	177,845	4,881
Distribution and service fees
Retail Class	22,369	2,197
Custody fees	1,591,769	89,404
Chief compliance officer fees	31,539	31,503
Principal financial officer fees	9,531	9,531
Insurance expense	18,354	1,032
Miscellaneous	19,089	10,402
Total expenses	28,124,090	1,388,467
Less fees waived/reimbursed by investment adviser (Note 7)
Institutional Class	–	(18,352)
Investor Class	–	(93)
Retail Class	–	–
Total net expenses	28,124,090	1,370,022
NET INVESTMENT INCOME:	77,002,907	3,553,946

Net realized gain on investments	216,473,662	7,343,849
Net realized loss on foreign currency transactions	(1,239,484)	(1,671)
Net realized loss on foreign capital gains tax	(750)	(1,605)
Net realized gain	215,233,428	7,340,573

Net change in unrealized appreciation on investments	827,769,348	30,091,594
Net change in unrealized appreciation on translation of assets and liabilities in foreign currency transactions	8,561	4,034
Net change in unrealized foreign capital gains tax	4,362,840	67,948
Net change in unrealized appreciation	832,140,749	30,163,576

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	1,047,374,177	37,504,149
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,124,377,084	$41,058,095

See Notes to Financial Statements and Financial Highlights.

12	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025(a)
OPERATIONS:
Net investment income	$77,002,907	$75,571,174
Net realized gain	215,233,428	25,139,519
Net change in unrealized appreciation	832,140,749	74,705,286
Net increase in net assets resulting from operations	1,124,377,084	175,415,979

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total amount of distribution
Institutional Class	(106,096,512)	(98,627,698)
Investor Class	(4,850,186)	(5,545,365)
Retail Class	(365,037)	(5,134)
Net decrease in net assets from distributions	(111,311,735)	(104,178,197)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Institutional Class	624,374,466	923,059,815
Investor Class	23,063,201	23,114,742
Retail Class	11,474,282	7,988,983
Distributions reinvested
Institutional Class	83,127,535	70,513,880
Investor Class	4,828,126	5,520,034
Retail Class	365,004	5,134
Shares redeemed
Institutional Class	(1,034,516,561)	(1,395,207,556)
Investor Class	(37,697,842)	(129,371,842)
Retail Class	(10,213,346)	(75,109)
Net decrease in net assets derived from beneficial interest transactions	(335,195,135)	(494,451,919)

Net increase/(decrease) in net assets	677,870,214	(423,214,137)

NET ASSETS:
Beginning of period	2,943,954,929	3,367,169,066
End of period	$3,621,825,143	$2,943,954,929

(a)	The Seafarer Overseas Growth and Income Fund began offering Retail Class shares on August 30, 2024.

See Notes to Financial Statements and Financial Highlights.

Annual Report – April 30, 2026	13

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025(a)
Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	42,479,080	75,720,624
Distributions reinvested	5,827,904	5,825,240
Redeemed	(70,662,361)	(114,564,428)
Net decrease in shares outstanding	(22,355,377)	(33,018,564)
Investor Class
Sold	1,579,509	1,920,580
Distributions reinvested	341,174	459,185
Redeemed	(2,575,235)	(10,833,335)
Net decrease in shares outstanding	(654,552)	(8,453,570)
Retail Class
Sold	790,457	657,387
Distributions reinvested	25,744	427
Redeemed	(692,119)	(6,400)
Net increase in shares outstanding	124,082	651,414

(a)	The Seafarer Overseas Growth and Income Fund began offering Retail Class shares on August 30, 2024.

See Notes to Financial Statements and Financial Highlights.

14	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025(a)
OPERATIONS:
Net investment income	$3,553,946	$3,384,848
Net realized gain	7,340,573	3,103,514
Net change in unrealized appreciation/(depreciation)	30,163,576	(2,361,603)
Net increase in net assets resulting from operations	41,058,095	4,126,759

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total amount of distribution
Institutional Class	(6,462,982)	(3,666,783)
Investor Class	(29,682)	(26,464)
Retail Class	(59,781)	(6,042)
Net decrease in net assets from distributions	(6,552,445)	(3,699,289)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Institutional Class	30,284,817	20,954,063
Investor Class	63,539	20,844
Retail Class	1,617,216	212,037
Distributions reinvested
Institutional Class	6,460,164	3,657,551
Investor Class	29,337	23,287
Retail Class	59,782	6,042
Shares redeemed
Institutional Class	(19,103,700)	(23,467,346)
Investor Class	(42,268)	(215,316)
Retail Class	(509,490)	(1,027)
Net increase in net assets derived from beneficial interest transactions	18,859,397	1,190,135

Net increase in net assets	53,365,047	1,617,605

NET ASSETS:
Beginning of period	98,819,325	97,201,720
End of period	$152,184,372	$98,819,325

(a)	The Seafarer Overseas Value Fund began offering Retail Class shares on August 30, 2024.

See Notes to Financial Statements and Financial Highlights.

Annual Report – April 30, 2026	15

Seafarer Overseas Value Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025(a)
Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	1,808,637	1,532,237
Distributions reinvested	382,032	275,418
Redeemed	(1,130,102)	(1,721,192)
Net increase in shares outstanding	1,060,567	86,463
Investor Class
Sold	3,775	1,517
Distributions reinvested	1,742	1,760
Redeemed	(2,498)	(16,614)
Net increase/(decrease) in shares outstanding	3,019	(13,337)
Retail Class
Sold	96,741	15,391
Distributions reinvested	3,554	457
Redeemed	(29,141)	(75)
Net increase in shares outstanding	71,154	15,773

(a)	The Seafarer Overseas Value Fund began offering Retail Class shares on August 30, 2024.

See Notes to Financial Statements and Financial Highlights.

16	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Financial Highlights

For a share outstanding through the years presented

Institutional Class	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$12.54	$12.22	$11.77	$12.13	$15.39
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.35	0.29	0.32	0.26	0.35
Net realized and unrealized gain/(loss) on investments	4.70	0.42	0.40	(0.28)	(2.44)
Total from investment operations	5.05	0.71	0.72	(0.02)	(2.09)

LESS DISTRIBUTIONS:
From net investment income	(0.46)	(0.39)	(0.27)	(0.21)	(0.29)
From net realized gain on investments	(0.04)	–	–	(0.13)	(0.88)
Total distributions	(0.50)	(0.39)	(0.27)	(0.34)	(1.17)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.55	0.32	0.45	(0.36)	(3.26)
NET ASSET VALUE, END OF PERIOD	$17.09	$12.54	$12.22	$11.77	$12.13

TOTAL RETURN(b)	41.18%	5.94%	6.14%	(0.03)%	(14.41)%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$3,448,846	$2,810,363	$3,142,235	$2,045,090	$1,679,354
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	0.86%	0.87%	0.85%	0.90%	0.91%
Operating expenses including reimbursement/waiver	0.86%	0.87%	0.85%	0.90%	0.91%
Net investment income including reimbursement/waiver	2.38%	2.35%	2.60%	2.22%	2.46%
PORTFOLIO TURNOVER RATE	18%	16%	5%	22%	16%

(a)	Calculated using the average shares method.
(b)	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

Annual Report – April 30, 2026	17

Seafarer Overseas Growth and Income Fund	Financial Highlights

For a share outstanding through the years presented

Investor Class	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$12.45	$12.14	$11.70	$12.06	$15.31
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.33	0.28	0.31	0.24	0.33
Net realized and unrealized gain/(loss) on investments	4.69	0.41	0.39	(0.27)	(2.42)
Total from investment operations	5.02	0.69	0.70	(0.03)	(2.09)

LESS DISTRIBUTIONS:
From net investment income	(0.46)	(0.38)	(0.26)	(0.20)	(0.28)
From net realized gain on investments	(0.04)	–	–	(0.13)	(0.88)
Total distributions	(0.50)	(0.38)	(0.26)	(0.33)	(1.16)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.52	0.31	0.44	(0.36)	(3.25)
NET ASSET VALUE, END OF PERIOD	$16.97	$12.45	$12.14	$11.70	$12.06

TOTAL RETURN(b)	41.15%	5.81%	6.01%	(0.13)%	(14.48)%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$159,846	$125,487	$224,934	$178,566	$197,523
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	0.96%	0.97%	0.96%	1.00%	1.00%
Operating expenses including reimbursement/waiver	0.96%	0.97%	0.96%	1.00%	1.00%
Net investment income including reimbursement/waiver	2.25%	2.29%	2.53%	2.05%	2.33%
PORTFOLIO TURNOVER RATE	18%	16%	5%	22%	16%

(a)	Calculated using the average shares method.
(b)	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

18	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Financial Highlights

For a share outstanding through the periods presented

Retail Class	For the Year Ended April 30, 2026	For the Period August 30, 2024 (Inception) to April 30, 2025(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.44	$12.70
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.28	0.24
Net realized and unrealized gain/(loss) on investments	4.69	(0.31	)(c)
Total from investment operations	4.97	(0.07)

LESS DISTRIBUTIONS:
From net investment income	(0.44)	(0.19)
From net realized gain on investments	(0.04)	–
Total distributions	(0.48)	(0.19)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.49	(0.26)
NET ASSET VALUE, END OF PERIOD	$16.93	$12.44

TOTAL RETURN(d)	40.77%	(0.48)%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$13,132	$8,104
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	1.16%	1.17	%(e)
Operating expenses including reimbursement/waiver	1.16%	1.17	%(e)
Net investment income including reimbursement/waiver	1.93%	3.04	%(e)
PORTFOLIO TURNOVER RATE	18%	16	%(f)

(a)	The Seafarer Overseas Growth and Income Fund began offering Retail Class shares on August 30, 2024.
(b)	Calculated using the average shares method.
(c)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Total returns are for the periods indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Annual Report – April 30, 2026	19

Seafarer Overseas Value Fund	Financial Highlights

For a share outstanding through the years presented

Institutional Class	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024		For the Year Ended April 30, 2023		For the Year Ended April 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$14.17	$14.12	$13.43	(a)	$12.86	(a)	$13.18
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.47	0.49	0.48		0.40		0.46
Net realized and unrealized gain/(loss) on investments	4.99	0.11	0.62		0.39		(0.32)
Total from investment operations	5.46	0.60	1.10		0.79		0.14

LESS DISTRIBUTIONS:
From net investment income	(0.60)	(0.51)	(0.41)		(0.22)		(0.42)
From net realized gain on investments	(0.26)	(0.04)	–		–		(0.04)
Total distributions	(0.86)	(0.55)	(0.41)		(0.22)		(0.46)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.60	0.05	0.69		0.57		(0.32)
NET ASSET VALUE, END OF PERIOD	$18.77	$14.17	$14.12		$13.43	(a)	$12.86	(a)

TOTAL RETURN(c)	39.18%	4.50%	8.30	%(a)	6.22	%(a)	1.08	%(a)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$149,844	$98,097	$96,515		$80,150		$41,405
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	1.06%	1.14%	1.06%		1.18%		1.37%
Operating expenses including reimbursement/waiver	1.05%	1.05%	1.05%		1.05%		1.05%
Net investment income including reimbursement/waiver	2.69%	3.60%	3.51%		3.11%		3.43%
PORTFOLIO TURNOVER RATE	11%	11%	3%		1%		14%

(a)	Adjustments in accordance with U.S. GAAP were applied during the financial statement preparation. As a result of the adjustments, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value and total return for financial reporting purposes.
(b)	Calculated using the average shares method.
(c)	In some periods, total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

20	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Financial Highlights

For a share outstanding through the years presented

Investor Class	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024		For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$14.11	$14.07	$13.39	(a)	$12.83 (a)	$13.16
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.45	0.46	0.47		0.38	0.42
Net realized and unrealized gain/(loss) on investments	4.97	0.12	0.61		0.39	(0.29)
Total from investment operations	5.42	0.58	1.08		0.77	0.13

LESS DISTRIBUTIONS:
From net investment income	(0.59)	(0.50)	(0.40)		(0.21)	(0.42)
From net realized gain on investments	(0.26)	(0.04)	–		–	(0.04)
Total distributions	(0.85)	(0.54)	(0.40)		(0.21)	(0.46)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.57	0.04	0.68		0.56	(0.33)
NET ASSET VALUE, END OF PERIOD	$18.68	$14.11	$14.07		$13.39 (a)	$12.83	(a)

TOTAL RETURN(c)	39.04%	4.37%	8.18	%(a)	6.11%	0.94	%(a)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$719	$500	$687		$600	$405
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	1.16%	1.19%	1.28	%(d)	1.23%	1.48%
Operating expenses including reimbursement/waiver	1.15%	1.15%	1.15%		1.15%	1.15%
Net investment income including reimbursement/waiver	2.60%	3.33%	3.41%		2.98%	3.15%
PORTFOLIO TURNOVER RATE	11%	11%	3%		1%	14%

(a)	Adjustments in accordance with U.S. GAAP were applied during the financial statement preparation. As a result of the adjustments, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value and total return for financial reporting purposes.
(b)	Calculated using the average shares method.
(c)	In some periods, total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratio of operating expenses excluding reimbursement/waiver was updated from the April 30, 2024 Annual Report to be accurately represented.

See Notes to Financial Statements and Financial Highlights.

Annual Report – April 30, 2026	21

Seafarer Overseas Value Fund	Financial Highlights

For a share outstanding through the periods presented

Retail Class	For the Year Ended April 30, 2026	For the Period August 30, 2024 (Inception) to April 30, 2025(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$14.10	$13.98
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.40	0.27
Net realized and unrealized gain on investments	4.98	0.39
Total from investment operations	5.38	0.66

LESS DISTRIBUTIONS:
From net investment income	(0.57)	(0.50)
From net realized gain on investments	(0.26)	(0.04)
Total distributions	(0.83)	(0.54)
NET INCREASE IN NET ASSET VALUE	4.55	0.12
NET ASSET VALUE, END OF PERIOD	$18.65	$14.10

TOTAL RETURN(c)	38.75%	4.96%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,621	$222
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	1.30%	1.38	%(d)
Operating expenses including reimbursement/waiver	1.30%	1.35	%(d)
Net investment income including reimbursement/waiver	2.28%	2.99	%(d)
PORTFOLIO TURNOVER RATE	11%	11	%(e)

(a)	The Seafarer Overseas Value Fund began offering Retail Class shares on August 30, 2024.
(b)	Calculated using the average shares method.
(c)	In some periods, total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are for the periods indicated and have not been annualized.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

22	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Institutional, Investor, and Retail Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. Each Fund’s Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenue and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Seafarer Capital Partners, LLC (the “Adviser”), as the Funds’ Valuation Designee and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Annual Report – April 30, 2026	23

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Adviser, as the Funds’ Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The deferred liability for potential future capital gains taxes for the Funds, if any, is disclosed in the Statements of Assets and Liabilities.

Fair Value Measurements

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

24	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

The following is a summary of the inputs used to value each Fund as of April 30, 2026:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Belgium	$74,039,000	$–	$–	$74,039,000
Brazil	312,288,315	–	–	312,288,315
China / Hong Kong	177,107,171	534,118,881	–	711,226,052
Czech Republic	56,339,086	–	–	56,339,086
France	–	50,831,278	–	50,831,278
Hungary	–	119,157,765	–	119,157,765
India	29,170,680	262,534,467	–	291,705,147
Indonesia	–	45,092,353	–	45,092,353
Mexico	142,495,839	–	–	142,495,839
Peru	70,993,230	–	–	70,993,230
Qatar	55,617,607	–	–	55,617,607
Singapore	–	240,111,554	–	240,111,554
South Africa	–	56,654,480	–	56,654,480
South Korea	–	683,383,525	–	683,383,525
Taiwan	–	380,005,086	–	380,005,086
Thailand	–	28,079,962	–	28,079,962
United Arab Emirates	38,534,208	36,751,460	–	75,285,668
United Kingdom	–	35,607,212	–	35,607,212
Vietnam	32,813,508	52,723,387	–	85,536,895
Preferred Stocks
South Korea	–	64,760,357	–	64,760,357
Total	$989,398,644	$2,589,811,767	$–	$3,579,210,411

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Belgium	$4,079,700	$–	$–	$4,079,700
Brazil	17,354,700	–	–	17,354,700
China / Hong Kong	14,749,702	20,050,097	–	34,799,799
Czech Republic	3,926,130	–	–	3,926,130
Georgia	5,468,247	5,860,368	–	11,328,615
India	–	8,452,460	–	8,452,460
Mexico	5,474,133	–	–	5,474,133
Peru	3,857,623	–	–	3,857,623
Qatar	2,539,083	–	–	2,539,083
Singapore	–	6,630,635	–	6,630,635
South Korea	–	18,350,574	–	18,350,574
Thailand	–	2,815,240	–	2,815,240
United Arab Emirates	3,211,184	6,639,890	–	9,851,074
United Kingdom	–	2,852,594	–	2,852,594
Uruguay	3,568,000	–	–	3,568,000
Vietnam	3,787,652	–	–	3,787,652
Preferred Stocks
South Korea	–	1,786,426	–	1,786,426
Total	$68,016,154	$73,438,284	$–	$141,454,438

(a)	For detailed descriptions of securities by country, see the accompanying Schedules of Investments.

For the year ended April 30, 2026, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the year ended April 30, 2026.

Annual Report – April 30, 2026	25

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Cash Management Transactions

Each of the Funds subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight deposits with either BBH or client approved third party banks. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign currency, at value.

As of April 30, 2026, the Funds had the following cash balances participating in the BBH CMS:

Seafarer Overseas Growth and Income Fund	$21,612,944
Seafarer Overseas Value Fund	9,553,353

As of April 30, 2026, the Funds did not have any foreign cash balances participating in the BBH CMS.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a

26	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

realized gain or loss equal to the difference between the value on the open and close dates. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract's terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses

Some expenses of the Trust can be directly attributed to the Funds. Expenses that cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on the average daily net assets of each fund.

Fund and Class Expenses

Expenses that are specific to a Fund or class of shares of a Fund, including shareholder servicing fees, are charged directly to that Fund or share class. Expenses that are common to all Funds are generally allocated among the Funds in proportion to their average daily net assets.

Income Taxes

Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing due date of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders

In general, the Seafarer Overseas Growth and Income Fund’s policy is to distribute to its shareholders substantially all net investment income paid out via semi-annual dividends, in June and December. The Seafarer Overseas Value Fund’s policy is to distribute to its shareholders substantially all net investment income via one annual dividend in December. It is also each Fund’s policy to distribute annually all net realized short-term and long-term capital gains, if any, after offsetting any capital loss carryovers. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. Each Fund may make additional distributions at other times if the Fund believes doing so may be necessary for the Fund to share tax obligations more ratably and more equitably across shareholders over time.

Annual Report – April 30, 2026	27

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

3. Tax Basis Information

Reclassifications

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. As of April 30, 2026, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to equalization and prior year post financial statement true up adjustment. The reclassifications were as follows:

Fund	Paid-in Capital	Total Distributable Earnings
Seafarer Overseas Growth and Income Fund	$20,331,180	$(20,331,180)
Seafarer Overseas Value Fund	327,657	(327,657)

Tax Basis of Investments

As of April 30, 2026, the aggregate cost of investments, gross unrealized appreciation/(depreciation), and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation) on Foreign Currencies	Net Unrealized Appreciation/ (Depreciation)
Seafarer Overseas Growth and Income Fund	$2,756,864,738	$1,081,206,285	$(258,860,612)	$(1,082,819)	$821,262,854
Seafarer Overseas Value Fund	106,898,454	43,392,508	(8,836,524)	5,483	34,561,467

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and passive foreign investment companies (PFICs).

Components of Distributable Earnings:

As of April 30, 2026, components of distributable earnings were as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investments	Other Cumulative Effect of Timing Differences	Net Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings
Seafarer Overseas Growth and Income Fund	$93,573,425	$97,717,641	$–	$821,262,854	$1,012,553,920
Seafarer Overseas Value Fund	2,344,673	7,160,781	–	34,561,467	44,066,921

Tax Basis of Distributions to Shareholders

The character of distributions made during the fiscal year from net investment income or net realized gains may differ from the ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain is recorded by a Fund.

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2026 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Seafarer Overseas Growth and Income Fund	$101,848,492	$9,463,243
Seafarer Overseas Value Fund	4,545,209	2,007,236

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Seafarer Overseas Growth and Income Fund	$104,178,197	$–
Seafarer Overseas Value Fund	3,451,291	247,998

28	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

Capital Losses

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the Funds did not have any amounts available as carry forwards to the next tax year.

The Seafarer Overseas Growth and Income Fund used capital loss carryovers during the year ended April 30, 2026 in the amount of $51,153,506.

The Seafarer Overseas Value Fund did not use any capital loss carryovers during the year ended April 30, 2026.

Accounting Standards ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Funds’ financial statements.

The amount of foreign withholding taxes paid during the year ended April 30, 2026 is not material and accordingly, a disclosure of income taxes paid for the year ended April 30, 2026, is not presented.

4. Securities Transactions

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the year ended April 30, 2026 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Seafarer Overseas Growth and Income Fund	$563,389,191	$919,960,355
Seafarer Overseas Value Fund	27,915,109	13,254,432

5. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

6. Borrowings

The Funds entered into a Credit Agreement with the Funds’ custodian, BBH, which has a termination date of March 12, 2027. Under the terms of the Credit Agreement, the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund are collectively allowed to borrow up to $50,000,000. The borrowing of each Fund is several and not joint and subject to a 10:1 collateral-to-debt ratio. The collateral for the Credit Agreement is the assets of the applicable Fund. Interest is charged at a rate of the higher of the Federal Funds Rate or the Adjusted Term Secured Overnight Financing Rate (SOFR) plus an applicable margin of 2%. For the year ended April 30, 2026, the Funds did not draw upon the line of credit or have any outstanding borrowings.

7. Management and Related Party Transactions

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies, limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the investment advisory agreement, the Funds, in the aggregate, pay the Adviser an annual management fee of 0.75% of the aggregate average daily net assets of the Funds up to $1.5 billion and 0.70% of the aggregate average daily net assets of the Funds over $1.5 billion. Each Fund pays the Adviser a monthly fee at the annual rate using the applicable management fee calculated based on the Fund’s pro rata share of the Funds’ combined average daily net assets.

The Adviser contractually, through successive one-year agreements, agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (inclusive of acquired fund fees and expenses, and exclusive of brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.05%, 1.15% and 1.35% of a Fund’s average daily net assets for the Institutional, Investor, and Retail share classes, respectively. The current agreement

Annual Report – April 30, 2026	29

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

(the “Expense Agreement”) shall continue at least through August 31, 2026. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2026, except with the approval of the Funds’ Board. During the year ended April 30, 2026, the Adviser agreed that it will only seek to recoup waived management fees and will not recoup any reimbursed expenses. As of April 30, 2026, the Adviser had recouped all available waived management fees from the Seafarer Overseas Growth and Income Fund.

For the year ended April 30, 2026, the fee waivers and/or reimbursements were as follows for the Seafarer Overseas Value Fund:

Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Past Waived Fees By Adviser
Seafarer Overseas Value Fund
Institutional Class	$18,352	$43,568
Investor Class	93	1,089
Retail Class	–	40

As of April 30, 2026, the balances of recoupable expenses for each class were as follows for the Funds:

Fund	Expires 2027	Expires 2028	Expires 2029	Total
Seafarer Overseas Growth and Income Fund
Institutional Class	$–	$–	$–	$–
Investor Class	–	–	–	–
Retail Class	–	–	–	–
Seafarer Overseas Value Fund
Institutional Class	$11,996	$82,301	$18,352	$112,649
Investor Class	–	126	93	219
Retail Class	–	–	–	–

Fund Administrator

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust. Officers of the Trust are employees of ALPS.

The Funds’ administrative fee is accrued on a daily basis and paid monthly. The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses. Administrative fees paid by the Funds for the year ended April 30, 2026 are disclosed in the Statements of Operations.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS is paid an annual base fee per Fund and a fee based on the number of shareholder accounts. The Transfer Agent is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the year ended April 30, 2026 are disclosed in the Statements of Operations.

Compliance Services

ALPS provides compliance services to the Funds under the Chief Compliance Officer Services Agreement with the Trust. ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in accordance with the requirements of Rule 38a-1 under the 1940 Act. ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Compliance service fees paid by the Funds for the year ended April 30, 2026 are disclosed in the Statements of Operations.

30	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

Principal Financial Officer

ALPS provides principal financial officer services to the Funds under the Principal Financial Officer Services Agreement with the Trust. Under this Agreement, ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Principal financial officer fees paid by the Funds for the year ended April 30, 2026 are disclosed in the Statements of Operations.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to the Distribution Agreement with the Trust. Under a side letter agreement, the Adviser pays ADI an annual base fee per Fund for the distribution services. The Adviser also reimburses ADI for certain out-of-pocket expenses. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Rule 12b-1 Plan

Each Fund has adopted a separate plan of distribution for Retail Class shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows each Fund, as applicable, to use Retail Class assets to pay fees in connection with the distribution and marketing of Retail Class shares and/or the provision of ongoing shareholder services to Retail Class shareholders. The Plan permits each Fund to make total payments at an annual rate of up to 0.20% of a Fund’s average daily net assets attributable to its Retail Class shares. Because these fees are paid out of a Fund’s Retail Class assets on an ongoing basis, over time they will increase the cost of an investment in Retail Class shares, and Plan fees may cost an investor more than other types of sales charges.

Shareholder Service Plan

Each Fund has adopted a Shareholder Services Plan (a “Services Plan”) for each of its share classes. Under the Services Plan, each Fund is authorized to enter into shareholder service agreements with investment advisers, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders. Shareholder service arrangements typically include processing orders for shares, generating account and confirmation statements, sub-accounting, account maintenance, tax reporting, and disbursing cash dividends as well as other investment or administrative services required for a particular Participating Organizations’ products, programs, platform and accounts. The Services Plan will cause each Fund to pay an aggregate fee, not to exceed on an annual basis 0.05%, 0.15%, and 0.15% of the average daily net asset value of the Institutional, Investor, and Retail classes, respectively. Such payments will be made on assets attributable to or held in the name of a Participating Organization, on behalf of its clients as compensation for providing service activities pursuant to an agreement with the Participating Organization. Participating Organizations may charge less than the maximum fees described above, and therefore the Funds may pay less than those maximum fees. Shareholder Services Plan fees paid by the Funds for the year ended April 30, 2026 are disclosed in the Statements of Operations.

Trustees

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

Effective January 1, 2026, all Trustees receive a quarterly retainer of $29,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees also receive $3,000 for each non-quarterly special Board meeting attended and $3,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. Prior to January 1, 2026, all Trustees received a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. In addition, Trustees received $5,000 for each non-quarterly special Board meeting attended and $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held.

The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Annual Report – April 30, 2026	31

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2026

8. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Subsequent Event

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined there were no subsequent events to report through the issuance of these Financial Statements.

32	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Financial Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Seafarer Funds comprising Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund (the “Funds”), each a series of Financial Investors Trust, as of April 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended April 30, 2023, and prior, were audited by other auditors whose report dated June 29, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 25, 2026

Annual Report – April 30, 2026	33

Seafarer Funds	Tax Designations

April 30, 3026 (Unaudited)

Tax Designations

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

Fund	Dividends Received Deduction	Qualified Dividend Income
Seafarer Overseas Growth and Income Fund	0.00%	34.11%
Seafarer Overseas Value Fund	0.00%	27.11%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

The Funds hereby designate the following numbers as long-term capital gain distributions:

Fund	Long Term Capital Gain Distributions
Seafarer Overseas Growth and Income Fund	$9,463,243
Seafarer Overseas Value Fund	$2,007,236

The Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund designate foreign taxes paid in the amount of $6,257,977 and $132,991 and foreign source income in the amount of $110,888,495 and $4,608,260 respectively, for federal income tax purposes for the year ended April 30, 2026.

Please consult a tax advisor if you have questions about federal or state tax laws, or how to prepare your tax returns.

34	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

April 30, 2026 (Unaudited)

Not applicable for this reporting period.

Annual Report – April 30, 2026	35

Seafarer Funds	Proxy Disclosures for Open-End Management Investment Companies

April 30, 2026 (Unaudited)

Not applicable for this reporting period.

36	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

April 30, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the year ended April 30, 2026.

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Total	$ 738,000	$ –	$ 738,000

Annual Report – April 30, 2026	37

Seafarer Funds	Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2026 (Unaudited)

On December 9, 2025, the Trustees met in person to discuss, among other things, the renewal of the Investment Advisory Agreement between Seafarer Capital Partners, LLC (“Seafarer”) and the Trust, with respect to the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (each a “Seafarer Fund” and together the “Seafarer Funds”), dated January 30, 2012, as amended (the “Seafarer Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. In renewing and approving the Seafarer Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Seafarer Funds:

Investment Advisory Fee Rate:

The Trustees reviewed and considered the contractual annual advisory fees paid by the Trust, on behalf of the Seafarer Funds, to Seafarer, of 0.75% of the aggregate average daily net assets of the Seafarer Funds up to $1.5 billion and 0.70% of the aggregate average daily net assets of the Seafarer Funds over $1.5 billion, in light of the extent and quality of the advisory services provided by Seafarer to each of the Seafarer Funds.

The Board received and considered information including a comparison of the contractual advisory fee rate of the Investor Class, Institutional Class and Retail Class of each Seafarer Fund with those of funds in the peer group of funds provided by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate of each Class of each Seafarer Fund was lower than the Data Provider peer group median.

Total Net Expense Ratios:

The Trustees further reviewed and considered that the total net expense ratio (inclusive of 12b-1 fees) of each Class of each Seafarer Fund was lower than the Data Provider peer group median, with the exception of the expense ratio of the Retail Class of the Seafarer Overseas Value Fund, which was equal to the peer group median. The Trustees noted that the peer group total net expense ratio information was presented both including and excluding Rule 12b-1 fees.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement:

The Trustees received and considered information regarding the nature, extent, and quality of services provided to the Seafarer Funds under the Seafarer Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by Seafarer in its presentation, including its Form ADV.

The Trustees reviewed and considered Seafarer’s investment advisory personnel, its history as an asset manager, and its performance and the amount of assets currently under management by Seafarer. The Trustees also reviewed the research and decision-making processes utilized by Seafarer, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Seafarer Funds.

The Trustees considered the background and experience of Seafarer’s management in connection with the Seafarer Funds, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of each Seafarer Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

Performance:

The Trustees reviewed performance information for each Class of the Seafarer Funds for the 1-year, 3-year, 5-year, 10-year and since inception periods ended September 30, 2025, as applicable. That review included a comparison of each Seafarer Fund’s performance to the performance of a group of comparable funds selected by the Data Provider.

The Trustees also considered Seafarer’s discussion of its reputation generally and its investment techniques, risk management controls, and decision-making processes.

The Trustees noted that the Investor Class and Institutional Class of the Seafarer Overseas Growth and Income Fund underperformed its peer group median over the 1-year, 3-year, 5-year and 10-year periods and outperformed its peer group median over the since inception periods. The Trustees further noted that the Retail Class of the Seafarer Overseas Growth and Income Fund underperformed its peer group median over the 1-year and since inception periods. The Trustees noted that the Investor Class and Institutional Class of the Seafarer Overseas Value Fund outperformed its peer group median over the 1-year, 5-year and since inception periods and

38	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2026 (Unaudited)

underperformed its peer group median over the 3-year period. The Trustees further noted that the Retail Class of the Seafarer Overseas Value Fund outperformed its peer group median over the 1-year period and underperformed its peer group median over the since inception period.

Comparable Accounts:

The Trustees noted that Seafarer’s only clients were the Seafarer Funds.

Profitability:

The Trustees received and considered a profitability analysis prepared by Seafarer based on the fees payable under the Seafarer Investment Advisory Agreement.

Economies of Scale:

The Trustees considered whether economies of scale in the provision of services to the Seafarer Funds have been or would be passed along to the shareholders under the proposed agreement.

Other Benefits to the Adviser:

The Trustees reviewed and considered any other incidental benefits derived or to be derived by Seafarer from its relationship with the Seafarer Funds, including whether soft dollar arrangements were used.

The Trustees, including all of the Independent Trustees, concluded that:

●	the contractual advisory fee rate of each Class of both Seafarer Funds was lower than the Data Provider peer group median;

●	the total net expense ratio of each Class of both Seafarer Funds was lower than the Data Provider peer group median, with the exception of the total net expense ratio of the Retail Class of the Seafarer Overseas Value Fund, which was equal to the Data Provider peer group median;

●	the nature, extent, and quality of services rendered by Seafarer under the Seafarer Investment Advisory Agreement with respect to each Seafarer Fund were adequate;

●	the performance of the Retail Classes, Institutional Classes and Investor Classes of the Seafarer Funds over the one-year, three-year, five, year, ten-year and since inception periods ended September 30, 2025, as applicable, was adequate;

●	Seafarer had no other accounts with comparable investment objectives and strategies to the Seafarer Funds;

●	the profit, if any, realized by Seafarer in connection with the operation of any of the Seafarer Funds is not unreasonable; and

●	there were economies of scale and other incidental benefits accruing to Seafarer, including soft dollars in connection with its relationship with the Seafarer Funds, but noted that the Adviser had implemented breakpoint advisory fee schedules for the Funds such that economies of scale would be shared with the Funds as assets grow and implemented policies and procedures to seek to avoid potential conflicts of interest in connection with its use of soft dollars and other incidental benefits.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Seafarer’s compensation for investment advisory services is consistent with the best interests of each of the Seafarer Funds and their shareholders.

Annual Report – April 30, 2026	39

SEAFARER FUNDS®

P.O. Box 219623
Kansas City, MO 64121
(855) 732-9220
seafarerfunds.com

Seafarer Funds distributed by ALPS Distributors, Inc.
Must be accompanied or preceded by a prospectus.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in and disagreements with accountants are filed under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Any proxy disclosures are filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any remunerations paid are filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Registrant’s Code of Ethics for Principal Executive and Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, is incorporated by reference to Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR, File No. 811-8194, filed on January 9, 2017.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Dated:	July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	July 6, 2026

By:	/s/ Paul Holland
Paul Holland (Principal Financial Officer)
Treasurer

Dated:	July 6, 2026